                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Financial Statements
                                  (Unaudited)

                                 June 30, 2001

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                    For the six months ended June 30, 2001

                                          Page
                                          ----
Financial Statements (Unaudited):
 Statements of Assets and Liabilities....  F-1
 Statements of Operations................ F-16
 Statements of Changes in Net Assets..... F-33
Notes to Financial Statements (Unaudited) F-51

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                                 June 30, 2001
                                  (Unaudited)


                                                                                    GE Investments Funds, Inc.
                                                                 ---------------------------------------------------------
                                                                   S&P 500    Money     Total    International Real Estate
                                                                    Index     Market    Return      Equity     Securities
                                                                    Fund       Fund      Fund        Fund         Fund
-                                                                ----------- --------- --------- ------------- -----------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  S&P 500 Index Fund (499,053 shares; cost -- $12,165,541)...... $11,478,218        --        --         --           --
  Money Market Fund (8,026,809 shares; cost -- $8,026,809)......          -- 8,026,809        --         --           --
  Total Return Fund (287,804 shares; cost -- $4,392,233)........          --        -- 4,322,815         --           --
  International Equity Fund (43,733 shares; cost -- $518,371)...          --        --        --    406,713           --
  Real Estate Securities Fund (52,020 shares; cost -- $675,542).          --        --        --         --      774,580
  Global Income Fund (14,563 shares; cost -- $141,397)..........          --        --        --         --           --
Receivable from affiliate.......................................         624     3,925        --         20           --
Receivable for units sold.......................................         429        --        --         --           --
                                                                 ----------- --------- ---------    -------      -------
   Total assets.................................................  11,479,271 8,030,734 4,322,815    406,733      774,580
                                                                 ----------- --------- ---------    -------      -------
Liabilities
Accrued expenses payable to affiliate (note 3)..................       3,822    22,982    18,382      1,144        1,485
Payable for units withdrawn.....................................       1,512     8,091       405         46          276
                                                                 ----------- --------- ---------    -------      -------
   Total liabilities............................................       5,334    31,073    18,787      1,190        1,761
                                                                 ----------- --------- ---------    -------      -------
Net assets attributable to variable life policyholders.......... $11,473,937 7,999,661 4,304,028    405,543      772,819
                                                                 =========== ========= =========    =======      =======
Outstanding units: Type I (note 2)..............................      84,637   142,583    89,907      8,151       18,260
                                                                 =========== ========= =========    =======      =======
Net asset value per unit: Type I................................ $     52.58     19.11     40.19      14.50        21.39
                                                                 =========== ========= =========    =======      =======
Outstanding units: Type II (note 2).............................     133,581   276,029    17,185     19,817       17,870
                                                                 =========== ========= =========    =======      =======
Net asset value per unit: Type II............................... $     52.58     19.11     40.19      14.50        21.39
                                                                 =========== ========= =========    =======      =======


                                                                 Global
                                                                 Income
                                                                  Fund
-                                                                -------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  S&P 500 Index Fund (499,053 shares; cost -- $12,165,541)......      --
  Money Market Fund (8,026,809 shares; cost -- $8,026,809)......      --
  Total Return Fund (287,804 shares; cost -- $4,392,233)........      --
  International Equity Fund (43,733 shares; cost -- $518,371)...      --
  Real Estate Securities Fund (52,020 shares; cost -- $675,542).      --
  Global Income Fund (14,563 shares; cost -- $141,397).......... 132,671
Receivable from affiliate.......................................       8
Receivable for units sold.......................................      --
                                                                 -------
   Total assets................................................. 132,679
                                                                 -------
Liabilities
Accrued expenses payable to affiliate (note 3)..................     916
Payable for units withdrawn.....................................       6
                                                                 -------
   Total liabilities............................................     922
                                                                 -------
Net assets attributable to variable life policyholders.......... 131,757
                                                                 =======
Outstanding units: Type I (note 2)..............................   4,711
                                                                 =======
Net asset value per unit: Type I................................   10.02
                                                                 =======
Outstanding units: Type II (note 2).............................   8,438
                                                                 =======
Net asset value per unit: Type II...............................   10.02
                                                                 =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                GE Investments Funds, Inc. (continued)
                                                                   ---------------------------------------------------
                                                                     Mid-Cap              U.S.       Premier    Value
                                                                   Value Equity Income   Equity   Growth Equity Equity
                                                                       Fund      Fund     Fund        Fund       Fund
-                                                                  ------------ ------- --------- ------------- ------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  Mid-Cap Value Equity Fund (66,993 shares; cost -- $1,041,557)...  $1,116,100       --        --         --        --
  Income Fund (67,413 shares; cost -- $822,574)...................          --  836,592        --         --        --
  U.S. Equity Fund (35,586 shares; cost -- $1,286,618)............          --       -- 1,199,613         --        --
  Premier Growth Equity Fund (11,158 shares; cost -- $909,981)....          --       --        --    826,495        --
  Value Equity Fund (1,807 shares; cost -- $17,445)...............          --       --        --         --    17,057
  Small-Cap Value Equity Fund (3,092 shares; cost -- $34,454).....          --       --        --         --        --
Receivable from affiliate.........................................          --       25        88         45        69
Receivable for units sold.........................................          --        4        --        948        75
                                                                    ----------  ------- ---------    -------    ------
   Total assets...................................................   1,116,100  836,621 1,199,701    827,488    17,201
                                                                    ----------  ------- ---------    -------    ------
Liabilities
Accrued expenses payable to affiliate (note 3)....................       4,815    4,442       231        159         3
Payable for units withdrawn.......................................       3,569       --        10         64        --
                                                                    ----------  ------- ---------    -------    ------
   Total liabilities..............................................       8,384    4,442       241        223         3
                                                                    ----------  ------- ---------    -------    ------
Net assets attributable to variable life policyholders............  $1,107,716  832,179 1,199,460    827,265    17,198
                                                                    ==========  ======= =========    =======    ======
Outstanding units: Type I (note 2)................................      10,993   32,618     3,929     14,808        --
                                                                    ==========  ======= =========    =======    ======
Net asset value per unit: Type I..................................  $    17.81    11.92     11.86      10.42        --
                                                                    ==========  ======= =========    =======    ======
Outstanding units: Type II (note 2)...............................      51,203   37,196    97,206     64,584     1,822
                                                                    ==========  ======= =========    =======    ======
Net asset value per unit: Type II.................................  $    17.81    11.92     11.86      10.42      9.44
                                                                    ==========  ======= =========    =======    ======


                                                                    Small-Cap
                                                                   Value Equity
                                                                       Fund
-                                                                  ------------
Assets
Investments in GE Investments Funds, Inc., at fair value (note 2):
  Mid-Cap Value Equity Fund (66,993 shares; cost -- $1,041,557)...        --
  Income Fund (67,413 shares; cost -- $822,574)...................        --
  U.S. Equity Fund (35,586 shares; cost -- $1,286,618)............        --
  Premier Growth Equity Fund (11,158 shares; cost -- $909,981)....        --
  Value Equity Fund (1,807 shares; cost -- $17,445)...............        --
  Small-Cap Value Equity Fund (3,092 shares; cost -- $34,454).....    37,015
Receivable from affiliate.........................................        --
Receivable for units sold.........................................        --
                                                                      ------
   Total assets...................................................    37,015
                                                                      ------
Liabilities
Accrued expenses payable to affiliate (note 3)....................         7
Payable for units withdrawn.......................................        --
                                                                      ------
   Total liabilities..............................................         7
                                                                      ------
Net assets attributable to variable life policyholders............    37,008
                                                                      ======
Outstanding units: Type I (note 2)................................        --
                                                                      ======
Net asset value per unit: Type I..................................        --
                                                                      ======
Outstanding units: Type II (note 2)...............................     3,185
                                                                      ======
Net asset value per unit: Type II.................................     11.62
                                                                      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)



                                                                Oppenheimer Variable Account Funds
                                                       -----------------------------------------------------
                                                                  Capital    Aggressive   High     Multiple
                                                        Bond    Appreciation   Growth    Income   Strategies
                                                       Fund/VA    Fund/VA     Fund/VA    Fund/VA   Fund/VA
                                                       -------- ------------ ---------- --------- ----------
Assets
Investments in Oppenheimer Variable Account
 Funds, at fair value (note 2):
  Bond Fund/VA (82,692 shares; cost -- $927,154)...... $906,306         --          --         --        --
  Capital Appreciation Fund/VA (148,710 shares;
   cost -- $5,696,313)................................       --  5,918,654          --         --        --
  Aggressive Growth Fund/VA (108,237 shares;
   cost -- $6,391,802)................................       --         --   4,681,251         --        --
  High Income Fund/VA (349,658 shares; cost --
   $3,506,648)........................................       --         --          --  2,986,078        --
  Multiple Strategies Fund/VA (95,500 shares;
   cost -- $1,526,453)................................       --         --          --         -- 1,515,593
Investments in Oppenheimer Variable Account
 Funds -- Class 2 shares, at fair value (note 2):
  Global Securities Fund/VA (3,895 shares; cost --
   $95,591)...........................................       --         --          --         --        --
  Main Street Growth & Income Fund/VA (4,728
   shares; cost -- $94,048)...........................       --         --          --         --        --
Receivable from affiliate.............................       --         --          --         42        --
Receivable for units sold.............................       --         --       1,253         --        --
                                                       --------  ---------   ---------  --------- ---------
   Total assets.......................................  906,306  5,918,654   4,682,504  2,986,120 1,515,593
                                                       --------  ---------   ---------  --------- ---------
Liabilities
Accrued expenses payable to affiliate (note 3)........    1,485      1,671       2,132      1,238     1,400
Payable for units withdrawn...........................      158        954         220        369       112
                                                       --------  ---------   ---------  --------- ---------
   Total liabilities..................................    1,643      2,625       2,352      1,607     1,512
                                                       --------  ---------   ---------  --------- ---------
Net assets attributable to variable life policyholders $904,663  5,916,029   4,680,152  2,984,513 1,514,081
                                                       ========  =========   =========  ========= =========
Outstanding units: Type I (note 2)....................   19,903     58,623      68,998     51,623    23,987
                                                       ========  =========   =========  ========= =========
Net asset value per unit: Type I...................... $  25.74      68.57       53.10      34.43     38.53
                                                       ========  =========   =========  ========= =========
Outstanding units: Type II (note 2)...................   15,243     27,655      19,140     35,060    15,309
                                                       ========  =========   =========  ========= =========
Net asset value per unit: Type II..................... $  25.74      68.57       53.10      34.43     38.53
                                                       ========  =========   =========  ========= =========

                                                          Oppenheimer Variable
                                                            Account Funds --
                                                             Class 2 Shares
                                                       --------------------------
                                                         Global     Main Street
                                                       Securities Growth & Income
                                                        Fund/VA       Fund/VA
                                                       ---------- ---------------
Assets
Investments in Oppenheimer Variable Account
 Funds, at fair value (note 2):
  Bond Fund/VA (82,692 shares; cost -- $927,154)......       --           --
  Capital Appreciation Fund/VA (148,710 shares;
   cost -- $5,696,313)................................       --           --
  Aggressive Growth Fund/VA (108,237 shares;
   cost -- $6,391,802)................................       --           --
  High Income Fund/VA (349,658 shares; cost --
   $3,506,648)........................................       --           --
  Multiple Strategies Fund/VA (95,500 shares;
   cost -- $1,526,453)................................       --           --
Investments in Oppenheimer Variable Account
 Funds -- Class 2 shares, at fair value (note 2):
  Global Securities Fund/VA (3,895 shares; cost --
   $95,591)...........................................   92,516           --
  Main Street Growth & Income Fund/VA (4,728
   shares; cost -- $94,048)...........................       --       93,843
Receivable from affiliate.............................        1           --
Receivable for units sold.............................      528          631
                                                         ------       ------
   Total assets.......................................   93,045       94,474
                                                         ------       ------
Liabilities
Accrued expenses payable to affiliate (note 3)........       18           17
Payable for units withdrawn...........................       --           --
                                                         ------       ------
   Total liabilities..................................       18           17
                                                         ------       ------
Net assets attributable to variable life policyholders   93,027       94,457
                                                         ======       ======
Outstanding units: Type I (note 2)....................       --           --
                                                         ======       ======
Net asset value per unit: Type I......................       --           --
                                                         ======       ======
Outstanding units: Type II (note 2)...................   10,583       11,218
                                                         ======       ======
Net asset value per unit: Type II.....................     8.79         8.42
                                                         ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                             Variable Insurance
                                                                                              Products Fund --
                                                            Variable Insurance Products Fund   Service Class 2
                                                            -------------------------------- -------------------
                                                              Equity-                         Equity-
                                                              Income     Growth    Overseas   Income    Growth
                                                             Portfolio  Portfolio  Portfolio Portfolio Portfolio
                                                            ----------  ---------  --------- --------- ---------
Assets
Investments in Variable Insurance Products Fund, at fair
 value (note 2):
  Equity-Income Portfolio (336,056 shares; cost --
   $7,720,504)............................................. $7,971,246         --         --       --        --
  Growth Portfolio (253,715 shares; cost -- $10,311,459)...         --  9,357,011         --       --        --
  Overseas Portfolio (129,141 shares; cost -- $2,561,190)..         --         --  2,013,304       --        --
Investments in Variable Insurance Products Fund --
 Service Class 2, at fair value (note 2):
  Equity-Income Portfolio (4,288 shares;
   cost -- $102,037).......................................         --         --         --  101,145        --
  Growth Portfolio (7,247 shares; cost -- $264,907)........         --         --         --       --   265,463
Investments in Variable Insurance Products Fund II, at fair
 value (note 2):
  Asset Manager Portfolio (295,854 shares; cost --
   $4,727,421).............................................         --         --         --       --        --
  Contrafund Portfolio (292,039 shares;
   cost -- $6,853,637).....................................         --         --         --       --        --
Receivable from affiliate..................................         --         --         --      105     1,843
Receivable for units sold..................................         --         --      4,334    1,152     2,503
                                                            ----------  ---------  ---------  -------   -------
   Total assets............................................  7,971,246  9,357,011  2,017,638  102,402   269,809
                                                            ----------  ---------  ---------  -------   -------
Liabilities
Accrued expenses payable to affiliate (note 3).............     14,892     89,118      1,087       20        50
Payable for units withdrawn................................     22,463     85,279        240       --        --
                                                            ----------  ---------  ---------  -------   -------
   Total liabilities.......................................     37,355    174,397      1,327       20        50
                                                            ----------  ---------  ---------  -------   -------
Net assets attributable to variable life policyholders..... $7,933,891  9,182,614  2,016,311  102,382   269,759
                                                            ==========  =========  =========  =======   =======
Outstanding units: Type I (note 2).........................    133,464    109,965     66,834       --        --
                                                            ==========  =========  =========  =======   =======
Net asset value per unit: Type I........................... $    50.06      64.61      27.02       --        --
                                                            ==========  =========  =========  =======   =======
Outstanding units: Type II (note 2)........................     25,024     32,159      7,789   10,008    34,277
                                                            ==========  =========  =========  =======   =======
Net asset value per unit: Type II.......................... $    50.06      64.61      27.02    10.23      7.87
                                                            ==========  =========  =========  =======   =======

                                                             Variable Insurance
                                                                  Products
                                                                  Fund II
                                                            --------------------
                                                              Asset
                                                             Manager  Contrafund
                                                            Portfolio Portfolio
                                                            --------- ----------
Assets
Investments in Variable Insurance Products Fund, at fair
 value (note 2):
  Equity-Income Portfolio (336,056 shares; cost --
   $7,720,504).............................................        --        --
  Growth Portfolio (253,715 shares; cost -- $10,311,459)...        --        --
  Overseas Portfolio (129,141 shares; cost -- $2,561,190)..        --        --
Investments in Variable Insurance Products Fund --
 Service Class 2, at fair value (note 2):
  Equity-Income Portfolio (4,288 shares;
   cost -- $102,037).......................................        --        --
  Growth Portfolio (7,247 shares; cost -- $264,907)........        --        --
Investments in Variable Insurance Products Fund II, at fair
 value (note 2):
  Asset Manager Portfolio (295,854 shares; cost --
   $4,727,421)............................................. 4,316,509        --
  Contrafund Portfolio (292,039 shares;
   cost -- $6,853,637).....................................        -- 6,033,527
Receivable from affiliate..................................        --        --
Receivable for units sold..................................        --     1,373
                                                            --------- ---------
   Total assets............................................ 4,316,509 6,034,900
                                                            --------- ---------
Liabilities
Accrued expenses payable to affiliate (note 3).............     1,360     8,305
Payable for units withdrawn................................       570     3,180
                                                            --------- ---------
   Total liabilities.......................................     1,930    11,485
                                                            --------- ---------
Net assets attributable to variable life policyholders..... 4,314,579 6,023,415
                                                            ========= =========
Outstanding units: Type I (note 2).........................   137,848   110,121
                                                            ========= =========
Net asset value per unit: Type I...........................     29.42     27.51
                                                            ========= =========
Outstanding units: Type II (note 2)........................     8,806   108,833
                                                            ========= =========
Net asset value per unit: Type II..........................     29.42     27.51
                                                            ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                          Variable Insurance Products   Variable Insurance
                                                          Fund II -- Service Class 2     Products Fund III
                                                          --------------------------- -----------------------
                                                                                       Growth
                                                                                          &        Growth
                                                                  Contrafund           Income   Opportunities
                                                                   Portfolio          Portfolio   Portfolio
                                                          --------------------------- --------- -------------
Assets
Investments in Variable Insurance Products Fund II --
 Service Class 2, at fair value (note 2):
  Contrafund Portfolio (2,894 share; cost -- $59,606)....           $59,467                  --         --
Investments in Variable Insurance Products Fund III, at
 fair value (note 2):
  Growth & Income Portfolio (100,090 shares; cost --
   $1,511,790)...........................................                --           1,366,227         --
  Growth Opportunities Portfolio (27,014 shares; cost --
   $519,491).............................................                --                  --    435,740
Investments in Variable Insurance Products Fund III --
 Service Class 2, at fair value (note 2):
  Mid Cap Portfolio (2,142 shares; cost -- $40,158)......                --                  --         --
  Growth & Income Portfolio (4,102 shares; cost --
   $55,766)..............................................                --                  --         --
Receivable from affiliate................................                19                  --         --
Receivable for units sold................................                 5                 454         --
                                                                    -------           ---------    -------
   Total assets..........................................            59,491           1,366,681    435,740
                                                                    -------           ---------    -------
Liabilities
Accrued expenses payable to affiliate (note 3)...........                11               1,316        920
Payable for units withdrawn..............................                --                  82        120
                                                                    -------           ---------    -------
   Total liabilities.....................................                11               1,398      1,040
                                                                    -------           ---------    -------
Net assets attributable to variable life policyholders...           $59,480           1,365,283    434,700
                                                                    =======           =========    =======
Outstanding units: Type I (note 2).......................                --              21,865     10,076
                                                                    =======           =========    =======
Net asset value per unit: Type I.........................           $    --               15.61      11.83
                                                                    =======           =========    =======
Outstanding units: Type II (note 2)......................             7,123              65,597     26,669
                                                                    =======           =========    =======
Net asset value per unit: Type II........................           $  8.35               15.61      11.83
                                                                    =======           =========    =======

                                                          Variable Insurance Products
                                                          Fund III -- Service Class 2
                                                          ---------------------------

                                                                           Growth &
                                                           Mid Cap          Income
                                                          Portfolio        Portfolio
                                                             ---------        ---------
Assets
Investments in Variable Insurance Products Fund II --
 Service Class 2, at fair value (note 2):
  Contrafund Portfolio (2,894 share; cost -- $59,606)....      --               --
Investments in Variable Insurance Products Fund III, at
 fair value (note 2):
  Growth & Income Portfolio (100,090 shares; cost --
   $1,511,790)...........................................      --               --
  Growth Opportunities Portfolio (27,014 shares; cost --
   $519,491).............................................      --               --
Investments in Variable Insurance Products Fund III --
 Service Class 2, at fair value (note 2):
  Mid Cap Portfolio (2,142 shares; cost -- $40,158)......  40,553               --
  Growth & Income Portfolio (4,102 shares; cost --
   $55,766)..............................................      --           55,534
Receivable from affiliate................................      --               --
Receivable for units sold................................      14               --
                                                             ------           ------
   Total assets..........................................  40,567           55,534
                                                             ------           ------
Liabilities
Accrued expenses payable to affiliate (note 3)...........       8               11
Payable for units withdrawn..............................      --               17
                                                             ------           ------
   Total liabilities.....................................       8               28
                                                             ------           ------
Net assets attributable to variable life policyholders...  40,559           55,506
                                                             ======           ======
Outstanding units: Type I (note 2).......................      --               --
                                                             ======           ======
Net asset value per unit: Type I.........................      --               --
                                                             ======           ======
Outstanding units: Type II (note 2)......................   4,347            6,216
                                                             ======           ======
Net asset value per unit: Type II........................    9.33             8.93
                                                             ======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)



                                                                            Federated Insurance Series
                                                                    ------------------------------------------
                                                                    American    High             International
                                                                    Leaders  Income Bond Utility Small Company
                                                                    Fund II    Fund II   Fund II    Fund II
                                                                    -------- ----------- ------- -------------
Assets
Investments in Federated Insurance Series, at fair value (note 2):
  American Leaders Fund II (43,151 shares; cost -- $875,293)....... $871,217        --        --       --
  High Income Bond Fund II (61,787 shares; cost -- $569,813).......       --   476,380        --       --
  Utility Fund II (41,395 shares; cost -- $537,962)................       --        --   471,903       --
  International Small Company Fund II (23 shares; cost -- $163)....       --        --        --      152
Investments in Federated Insurance Series -- Service Class, at fair value (note 2):
  High Income Bond Fund II (2,291 shares; cost -- $18,233).........       --        --        --       --
Receivable from affiliate..........................................       --        --        30       --
Receivable for units sold..........................................       --       430        --       --
                                                                    --------   -------   -------     ----
   Total assets....................................................  871,217   476,810   471,933      152
                                                                    --------   -------   -------     ----
Liabilities
Accrued expenses payable to affiliate (note 3).....................    1,266     1,051       526       --
Payable for units withdrawn........................................      125        20       308       --
                                                                    --------   -------   -------     ----
   Total liabilities...............................................    1,391     1,071       834       --
                                                                    --------   -------   -------     ----
Net assets attributable to variable life policyholders............. $869,826   475,739   471,099      152
                                                                    ========   =======   =======     ====
Outstanding units: Type I (note 2).................................   17,634    16,021    12,053       --
                                                                    ========   =======   =======     ====
Net asset value per unit: Type I................................... $  18.37     14.47     16.70       --
                                                                    ========   =======   =======     ====
Outstanding units: Type II (note 2)................................   29,716    16,857    16,157       21
                                                                    ========   =======   =======     ====
Net asset value per unit: Type II.................................. $  18.37     14.47     16.70     7.21
                                                                    ========   =======   =======     ====

                                                                    Federated Insurance
                                                                         Series --
                                                                       Service Class
                                                                    -------------------
                                                                           High
                                                                        Income Bond
                                                                          Fund II
                                                                    -------------------
Assets
Investments in Federated Insurance Series, at fair value (note 2):
  American Leaders Fund II (43,151 shares; cost -- $875,293).......           --
  High Income Bond Fund II (61,787 shares; cost -- $569,813).......           --
  Utility Fund II (41,395 shares; cost -- $537,962)................           --
  International Small Company Fund II (23 shares; cost -- $163)....           --
Investments in Federated Insurance Series -- Service Class, at fair value (note 2):
  High Income Bond Fund II (2,291 shares; cost -- $18,233).........       17,660
Receivable from affiliate..........................................           --
Receivable for units sold..........................................           38
                                                                          ------
   Total assets....................................................       17,698
                                                                          ------
Liabilities
Accrued expenses payable to affiliate (note 3).....................            3
Payable for units withdrawn........................................           --
                                                                          ------
   Total liabilities...............................................            3
                                                                          ------
Net assets attributable to variable life policyholders.............       17,695
                                                                          ======
Outstanding units: Type I (note 2).................................           --
                                                                          ======
Net asset value per unit: Type I...................................           --
                                                                          ======
Outstanding units: Type II (note 2)................................        1,890
                                                                          ======
Net asset value per unit: Type II..................................         9.36
                                                                          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                                  PBHG Insurance Series
                                                                           Alger American Fund         Fund, Inc.
                                                                         ------------------------ ---------------------
                                                                                                    PBHG
                                                                             Small      LargeCap  Large Cap     PBHG
                                                                         Capitalization  Growth    Growth     Growth II
                                                                           Portfolio    Portfolio Portfolio   Portfolio
                                                                         -------------- ---------  ---------   ---------
Assets
Investments in Alger American Fund, at fair value (note 2):
  Small Capitalization Portfolio (85,935 shares; cost -- $2,507,607)....   $1,592,385          --       --          --
  LargeCap Growth Portfolio (125,777 shares; cost -- $6,354,199)........           --   4,988,321       --          --
Investments in PBHG Insurance Series Fund, Inc., at fair value (note 2):
  PBHG Large Cap Growth Portfolio (47,168 shares; cost -- $1,130,284)...           --          --  959,396          --
  PBHG Growth II Portfolio (62,403 shares; cost -- $1,275,872)..........           --          --       --     859,293
Receivable from affiliate...............................................           --         101       --          37
Receivable for units sold...............................................           --       1,666       --          --
                                                                           ----------   ---------  -------     -------
   Total assets.........................................................    1,592,385   4,990,088  959,396     859,330
                                                                           ----------   ---------  -------     -------
Liabilities
Accrued expenses payable to affiliate (note 3)..........................        1,567       1,785    1,839       1,525
Payable for units withdrawn.............................................        3,124         242      159         203
                                                                           ----------   ---------  -------     -------
   Total liabilities....................................................        4,691       2,027    1,998       1,728
                                                                           ----------   ---------  -------     -------
Net assets attributable to variable life policyholders..................   $1,587,694   4,988,061  957,398     857,602
                                                                           ==========   =========  =======     =======
Outstanding units: Type I (note 2)......................................       95,149     102,715   19,481      21,974
                                                                           ==========   =========  =======     =======
Net asset value per unit: Type I........................................   $     9.98       21.23    20.23       13.60
                                                                           ==========   =========  =======     =======
Outstanding units: Type II (note 2).....................................       63,939     132,239   27,845      41,085
                                                                           ==========   =========  =======     =======
Net asset value per unit: Type II.......................................   $     9.98       21.23    20.23       13.60
                                                                           ==========   =========  =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                            Janus Aspen Series
                                                               ----------------------------------------------------------------
                                                               Aggressive           Worldwide           Flexible  International
                                                                 Growth    Growth    Growth   Balanced   Income      Growth
                                                               Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio
                                                               ---------- --------- --------- --------- --------- -------------
Assets
Investments in Janus Aspen Series, at fair value (note 2):
  Aggressive Growth Portfolio (214,247 shares; cost --
   $8,645,639)................................................ $5,716,120        --        --        --       --           --
  Growth Portfolio (306,767 shares; cost -- $8,573,706).......         -- 7,166,079        --        --       --           --
  Worldwide Growth Portfolio (302,650 shares; cost --
   $10,617,363)...............................................         --        -- 9,660,581        --       --           --
  Balanced Portfolio (227,192 shares; cost -- $5,424,966).....         --        --        -- 5,266,313       --           --
  Flexible Income Portfolio (44,107 shares; cost -- $511,748).         --        --        --        --  505,025           --
  International Growth Portfolio (110,171 shares; cost --
   $3,214,233)................................................         --        --        --        --       --    2,860,044
  Capital Appreciation Portfolio (145,642 shares; cost --
   $4,145,009)................................................         --        --        --        --       --           --
Receivable from affiliate.....................................         --        --       364       226       --           --
Receivable for units sold.....................................        558        --     3,281     3,522    5,778          311
                                                               ---------- --------- --------- ---------  -------    ---------
   Total assets...............................................  5,716,678 7,166,079 9,664,226 5,270,061  510,803    2,860,355
                                                               ---------- --------- --------- ---------  -------    ---------
Liabilities
Accrued expenses payable to affiliate (note 3)................     10,145    18,488     2,422     2,011    1,299       40,029
Payable for units withdrawn...................................        482    18,428       488       206        5       38,585
                                                               ---------- --------- --------- ---------  -------    ---------
   Total liabilities..........................................     10,627    36,916     2,910     2,217    1,304       78,614
                                                               ---------- --------- --------- ---------  -------    ---------
Net assets attributable to variable life policyholders........ $5,706,051 7,129,163 9,661,316 5,267,844  509,499    2,781,741
                                                               ========== ========= ========= =========  =======    =========
Outstanding units: Type I (note 2)............................    115,662   134,128   187,980    78,300    6,294       45,694
                                                               ========== ========= ========= =========  =======    =========
Net asset value per unit: Type I.............................. $    25.66     26.10     28.84     23.33    14.94        20.44
                                                               ========== ========= ========= =========  =======    =========
Outstanding units: Type II (note 2)...........................    106,709   139,020   147,017   147,497   27,809       90,399
                                                               ========== ========= ========= =========  =======    =========
Net asset value per unit: Type II............................. $    25.66     26.10     28.84     23.33    14.94        20.44
                                                               ========== ========= ========= =========  =======    =========


                                                                 Capital
                                                               Appreciation
                                                                Portfolio
                                                               ------------
Assets
Investments in Janus Aspen Series, at fair value (note 2):
  Aggressive Growth Portfolio (214,247 shares; cost --
   $8,645,639)................................................         --
  Growth Portfolio (306,767 shares; cost -- $8,573,706).......         --
  Worldwide Growth Portfolio (302,650 shares; cost --
   $10,617,363)...............................................         --
  Balanced Portfolio (227,192 shares; cost -- $5,424,966).....         --
  Flexible Income Portfolio (44,107 shares; cost -- $511,748).         --
  International Growth Portfolio (110,171 shares; cost --
   $3,214,233)................................................         --
  Capital Appreciation Portfolio (145,642 shares; cost --
   $4,145,009)................................................  3,348,305
Receivable from affiliate.....................................      3,315
Receivable for units sold.....................................      8,374
                                                                ---------
   Total assets...............................................  3,359,994
                                                                ---------
Liabilities
Accrued expenses payable to affiliate (note 3)................      6,753
Payable for units withdrawn...................................         90
                                                                ---------
   Total liabilities..........................................      6,843
                                                                ---------
Net assets attributable to variable life policyholders........  3,353,151
                                                                =========
Outstanding units: Type I (note 2)............................     24,605
                                                                =========
Net asset value per unit: Type I..............................      22.93
                                                                =========
Outstanding units: Type II (note 2)...........................    121,629
                                                                =========
Net asset value per unit: Type II.............................      22.93
                                                                =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                Janus Aspen Series -- Service Shares
                                                                             -------------------------------------------
                                                                             Global Life   Global   Aggressive
                                                                              Sciences   Technology   Growth    Growth
                                                                              Portfolio  Portfolio  Portfolio  Portfolio
                                                                             ----------- ---------- ---------- ---------
Assets
Investments in Janus Aspen Series -- Service Shares, at fair value (note 2):
  Global Life Sciences Portfolio (29,382 shares; cost -- $244,550)..........  $230,059         --         --        --
  Global Technology Portfolio (29,746 shares; cost -- $220,330).............        --    143,374         --        --
  Aggressive Growth Portfolio (2,794 shares; cost -- $78,289)...............        --         --     73,784        --
  Growth Portfolio (3,876 shares; cost -- $93,100)..........................        --         --         --    90,074
Receivable from affiliate...................................................        13          3        250       217
Receivable for units sold...................................................        --         --        253       912
                                                                              --------    -------     ------    ------
   Total assets.............................................................   230,072    143,377     74,287    91,203
                                                                              --------    -------     ------    ------
Liabilities
Accrued expenses payable to affiliate (note 3)..............................        44         27         14        17
Payable for units withdrawn.................................................        --         16         --        --
                                                                              --------    -------     ------    ------
   Total liabilities........................................................        44         43         14        17
                                                                              --------    -------     ------    ------
Net assets attributable to variable life policyholders......................  $230,028    143,334     74,273    91,186
                                                                              ========    =======     ======    ======
Outstanding units: Type I (note 2)..........................................     4,466      8,615         --        --
                                                                              ========    =======     ======    ======
Net asset value per unit: Type I............................................  $   9.62       5.05         --        --
                                                                              ========    =======     ======    ======
Outstanding units: Type II (note 2).........................................    19,446     19,768     14,825    12,508
                                                                              ========    =======     ======    ======
Net asset value per unit: Type II...........................................  $   9.62       5.05       5.01      7.29
                                                                              ========    =======     ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                             Janus Aspen Series -- Service Shares (continued)
                                                                             ------------------------------------------------
                                                                               Capital      Worldwide  International
                                                                             Appreciation    Growth       Growth     Balanced
                                                                              Portfolio     Portfolio    Portfolio   Portfolio
                                                                                ------------  --------- ------------- --------
Assets
Investments in Janus Aspen Series -- Service Shares, at fair value (note 2):
  Capital Appreciation Portfolio (1,964 shares; cost -- $46,630)............   $44,740            --          --           --
  Worldwide Growth Portfolio (3,370 shares; cost -- $109,614)...............        --       106,832          --           --
  International Growth Portfolio (3,333 shares; cost -- $88,230)............        --            --      85,800           --
  Balanced Portfolio (12,511 shares; cost -- $303,340)......................        --            --          --      298,254
Dividends Receivable........................................................        --            --          --           --
Receivable from affiliate...................................................        --            --         637           --
Receivable for units sold...................................................        --            --         618          450
                                                                                -------      -------      ------      -------
   Total assets.............................................................    44,740       106,832      87,055      298,704
                                                                                -------      -------      ------      -------
Liabilities
Accrued expenses payable to affiliate (note 3)..............................        87            21          17           57
Payable for units withdrawn.................................................        91            22          --           --
                                                                                -------      -------      ------      -------
   Total liabilities........................................................       178            43          17           57
                                                                                -------      -------      ------      -------
Net assets attributable to variable life policyholders......................   $44,562       106,789      87,038      298,647
                                                                                =======      =======      ======      =======
Outstanding units: Type I (note 2)..........................................        --            --          --           --
                                                                                =======      =======      ======      =======
Net asset value per unit: Type I............................................   $    --            --          --           --
                                                                                =======      =======      ======      =======
Outstanding units: Type II (note 2).........................................     6,285        14,277      11,891       31,907
                                                                                =======      =======      ======      =======
Net asset value per unit: Type II...........................................   $  7.09          7.48        7.32         9.36
                                                                                =======      =======      ======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                               Goldman Sachs Variable      Salomon Brothers
                                                                                  Insurance Trust     Variable Series Fund Inc.
                                                                               ---------------------- --------------------------
                                                                               Growth and    Mid Cap  Strategic           Total
                                                                                 Income       Value     Bond    Investors Return
                                                                                  Fund        Fund      Fund      Fund     Fund
                                                                                 ----------  -------  --------- --------- ------
Assets
Investments in Goldman Sachs Variable Insurance Trust, at fair value (note 2):
  Growth and Income Fund (12,049 shares; cost -- $128,579)....................  $117,240         --         --        --      --
  Mid Cap Value Fund (85,774 shares; cost -- $872,876)........................        --    985,543         --        --      --
Investments in Salomon Brothers Variable Series Fund Inc.,
  at fair value (note 2):
  Strategic Bond Fund (16,494 shares; cost -- $164,765).......................        --         --    165,763        --      --
  Investors Fund (60,654 shares; cost -- $831,109)............................        --         --         --   810,337      --
  Total Return Fund (3,564 shares; cost -- $37,874)...........................        --         --         --        --  37,533
Receivable from affiliate.....................................................        11        105         16        35       1
                                                                                 --------    -------   -------   -------  ------
   Total assets...............................................................   117,251    985,648    165,779   810,372  37,534
                                                                                 --------    -------   -------   -------  ------
Liabilities
Accrued expenses payable to affiliate (note 3)................................        23        189         32       156       7
Payable for units withdrawn...................................................        11         50         67        --      64
                                                                                 --------    -------   -------   -------  ------
   Total liabilities..........................................................        34        239         99       156      71
                                                                                 --------    -------   -------   -------  ------
Net assets attributable to variable life policyholders........................  $117,217    985,409    165,680   810,216  37,463
                                                                                 ========    =======   =======   =======  ======
Outstanding units: Type I (note 2)............................................       214     34,406        462    21,681     624
                                                                                 ========    =======   =======   =======  ======
Net asset value per unit: Type I..............................................  $   8.26      11.81      11.18     15.28   11.24
                                                                                 ========    =======   =======   =======  ======
Outstanding units: Type II (note 2)...........................................    13,977     49,033     14,357    31,344   2,709
                                                                                 ========    =======   =======   =======  ======
Net asset value per unit: Type II.............................................  $   8.26      11.81      11.18     15.28   11.24
                                                                                 ========    =======   =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                                  Dreyfus
                                                            ---------------------------------------------------
                                                                The Dreyfus
                                                            Socially Responsible Dreyfus Investment Portfolios-
                                                             Growth Fund, Inc.     Emerging Markets Portfolio
                                                            -------------------- ------------------------------
Assets
Investments in Dreyfus, at fair value (note 2):
  The Dreyfus Socially Responsible Growth Fund, Inc.
   (616 shares; cost -- $18,380)...........................       $18,228                       --
  Dreyfus Investment Portfolios-Emerging Markets Portfolio
   (161 shares; cost -- $1,514)............................            --                    1,528
Investments in MFS Variable Insurance Trust, at
 fair value (note 2):
  MFS New Discovery Series (1,050 shares; cost --
    $16,534)...............................................            --                       --
  MFS Investors Growth Stock Series (827 shares; cost --
   $9,298).................................................            --                       --
                                                                  -------                    -----
   Total assets............................................        18,228                    1,528
                                                                  -------                    -----
Liabilities
Accrued expenses payable to affiliate (note 3).............             4                       --
Payable for units withdrawn................................            --                       --
                                                                  -------                    -----
   Total liabilities.......................................             4                       --
                                                                  -------                    -----
Net assets attributable to variable life policyholders.....       $18,224                    1,528
                                                                  -------                    -----
Outstanding units: Type I (note 2).........................            --                       --
                                                                  =======                    =====
Net asset value per unit: Type I...........................       $    --                       --
                                                                  =======                    =====
Outstanding units: Type II (note 2)........................         2,443                      173
                                                                  =======                    =====
Net asset value per unit: Type II..........................       $  7.46                     8.84
                                                                  =======                    =====

                                                            MFS Variable Insurance Trust
                                                            ----------------------------
                                                             MFS New       MFS Investors
                                                            Discovery      Growth Stock
                                                             Series           Series
                                                               ---------        -------------
Assets
Investments in Dreyfus, at fair value (note 2):
  The Dreyfus Socially Responsible Growth Fund, Inc.
   (616 shares; cost -- $18,380)...........................      --               --
  Dreyfus Investment Portfolios-Emerging Markets Portfolio
   (161 shares; cost -- $1,514)............................      --               --
Investments in MFS Variable Insurance Trust, at
 fair value (note 2):
  MFS New Discovery Series (1,050 shares; cost --
    $16,534)...............................................  16,585               --
  MFS Investors Growth Stock Series (827 shares; cost --
   $9,298).................................................      --            8,878
                                                               ------           -----
   Total assets............................................  16,585            8,878
                                                               ------           -----
Liabilities
Accrued expenses payable to affiliate (note 3).............       3                1
Payable for units withdrawn................................      --               11
                                                               ------           -----
   Total liabilities.......................................       3               12
                                                               ------           -----
Net assets attributable to variable life policyholders.....  16,582            8,866
                                                               ------           -----
Outstanding units: Type I (note 2).........................      --               --
                                                               ======           =====
Net asset value per unit: Type I...........................      --               --
                                                               ======           =====
Outstanding units: Type II (note 2)........................   1,878            1,225
                                                               ======           =====
Net asset value per unit: Type II..........................    8.83             7.24
                                                               ======           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                     MFS Variable Insurance Trust
                                                                             (continued)            Rydex Variable Trust
                                                                     ----------------------------   --------------------
                                                                     MFS Investors
                                                                         Trust        MFS Utility
                                                                        Series          Series            OTC Fund
                                                                         -------------   ----------- -------------------
Assets
Investments in MFS Variable Insurance Trust, at fair value (note 2):
  MFS Investors Trust Series (1,710 shares; cost -- $32,613)........    $31,188              --
  MFS Utility Series (5,467 shares; cost -- $115,948)...............         --         103,267
Investments in Rydex Variable Trust, at fair value (note 2):
  Rydex OTC Fund (841 shares; cost -- $14,670)......................         --              --            14,751
Receivable for units sold...........................................         --              18                --
                                                                         -------        -------            ------
   Total assets.....................................................     31,188         103,285            14,751
                                                                         -------        -------            ------
Liabilities
Accrued expenses payable to affiliate (note 3)......................          6              20                 3
Payable for units withdrawn.........................................         12              --                19
                                                                         -------        -------            ------
   Total liabilities................................................         18              20                22
                                                                         -------        -------            ------
Net assets attributable to variable life policyholders..............    $31,170         103,265            14,729
                                                                         =======        =======            ======
Outstanding units: Type I (note 2)..................................         --              --                --
                                                                         =======        =======            ======
Net asset value per unit: Type I....................................    $    --              --                --
                                                                         =======        =======            ======
Outstanding units: Type II (note 2).................................      3,595          11,869             2,969
                                                                         =======        =======            ======
Net asset value per unit: Type II...................................    $  8.67            8.70              4.96
                                                                         =======        =======            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


                                                             Alliance Variable Products Series Fund, Inc.
                                                             --------------------------------------------
                                                              Growth and             Premier
                                                                Income               Growth       Quasar
                                                              Portfolio             Portfolio    Portfolio
                                                                ----------             ---------    ---------
Assets
Investments in Alliance Variable Products Series Fund, Inc.,
  at fair value (note 2):
  Growth and Income Portfolio (8,068 shares; cost --
   $188,673)................................................  $187,257                  --            --
  Premier Growth Portfolio (3,225 shares; cost -- $92,844)..        --              86,636            --
  Quasar Portfolio (1,189 shares; cost -- $13,329)..........        --                  --        13,161
Investments in AIM Variable Insurance Funds, at fair value
 (note 2):
  AIM V.I. Capital Appreciation Fund (1,943 shares; cost --
   $51,799).................................................        --                  --            --
  AIM V.I. Growth Fund (3,273 shares; cost -- $61,148)......        --                  --            --
  AIM V.I. Value Fund (3,241 shares; cost -- $82,711).......        --                  --            --
Receivable from affiliate...................................        --                  --             1
Receivable for units sold...................................       483                 639            --
                                                                --------               ------       ------
   Total assets.............................................   187,740              87,275        13,162
                                                                --------               ------       ------
Liabilities
Accrued expenses payable to affiliate (note 3)..............        36                  17             3
Payable for units withdrawn.................................        --                  --            11
                                                                --------               ------       ------
   Total liabilities........................................        36                  17            14
                                                                --------               ------       ------
Net assets attributable to variable life policyholders......  $187,704              87,258        13,148
                                                                ========               ======       ======
Outstanding units: Type I (note 2)..........................        --                  --            --
                                                                ========               ======       ======
Net asset value per unit: Type I............................  $     --                  --            --
                                                                ========               ======       ======
Outstanding units: Type II (note 2).........................    17,493              11,481         1,629
                                                                ========               ======       ======
Net asset value per unit: Type II...........................  $  10.73                7.60          8.07
                                                                ========               ======       ======

                                                                AIM Variable Insurance Funds
                                                             ----------------------------------
                                                             AIM V.I. Capital AIM V.I. AIM V.I.
                                                               Appreciation    Growth   Value
                                                                   Fund         Fund     Fund
                                                             ---------------- -------- --------
Assets
Investments in Alliance Variable Products Series Fund, Inc.,
  at fair value (note 2):
  Growth and Income Portfolio (8,068 shares; cost --
   $188,673)................................................          --           --       --
  Premier Growth Portfolio (3,225 shares; cost -- $92,844)..          --           --       --
  Quasar Portfolio (1,189 shares; cost -- $13,329)..........          --           --       --
Investments in AIM Variable Insurance Funds, at fair value
 (note 2):
  AIM V.I. Capital Appreciation Fund (1,943 shares; cost --
   $51,799).................................................      50,510           --       --
  AIM V.I. Growth Fund (3,273 shares; cost -- $61,148)......          --       60,089       --
  AIM V.I. Value Fund (3,241 shares; cost -- $82,711).......          --           --   83,232
Receivable from affiliate...................................          --           --       --
Receivable for units sold...................................          --           --       --
                                                                  ------       ------   ------
   Total assets.............................................      50,510       60,089   83,232
                                                                  ------       ------   ------
Liabilities
Accrued expenses payable to affiliate (note 3)..............          10           12       16
Payable for units withdrawn.................................           4           --       16
                                                                  ------       ------   ------
   Total liabilities........................................          14           12       32
                                                                  ------       ------   ------
Net assets attributable to variable life policyholders......      50,496       60,077   83,200
                                                                  ======       ======   ======
Outstanding units: Type I (note 2)..........................          --           --       --
                                                                  ======       ======   ======
Net asset value per unit: Type I............................          --           --       --
                                                                  ======       ======   ======
Outstanding units: Type II (note 2).........................       7,733       10,503    9,742
                                                                  ======       ======   ======
Net asset value per unit: Type II...........................        6.53         5.72     8.54
                                                                  ======       ======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

                                                                               PIMCO Variable Insurance Trust
                                                                       -----------------------------------------------
                                                                        Foreign  Long-Term U.S. High Yield    Total
                                                                         Bond      Government      Bond    Return Bond
                                                                       Portfolio   Portfolio    Portfolio   Portfolio
                                                                       --------- -------------- ---------- -----------
Assets
Investments in PIMCO Variable Insurance Trust, at fair value (note 2):
  Foreign Bond Portfolio (74 shares; cost -- $702)....................  $  702                        --         --
  Long-Term U.S. Government Portfolio (3,269 shares; cost -- $34,192).      --       33,637           --         --
  High Yield Bond Portfolio (2,362 shares; cost -- $19,512)...........      --           --       18,828         --
  Total Return Bond Portfolio (2,548 shares; cost -- $24,954).........      --           --           --     24,843
Dividends Receivable..................................................       2          128          126        105
                                                                        ------       ------       ------     ------
   Total assets.......................................................     704       33,765       18,954     24,948
                                                                        ------       ------       ------     ------
Liabilities
Accrued expenses payable to affiliate (note 3)........................       3          134          129        110
Payable for units withdrawn...........................................       6           18           --          8
                                                                        ------       ------       ------     ------
   Total liabilities..................................................       9          152          129        118
                                                                        ------       ------       ------     ------
Net assets attributable to variable life policyholders................  $  695       33,613       18,825     24,830
                                                                        ======       ======       ======     ======
Outstanding units: Type I (note 2)....................................      --           --           --         --
                                                                        ======       ======       ======     ======
Net asset value per unit: Type I......................................  $   --           --           --         --
                                                                        ======       ======       ======     ======
Outstanding units: Type II (note 2)...................................      65        3,118        1,935      2,342
                                                                        ======       ======       ======     ======
Net asset value per unit: Type II.....................................  $10.70        10.78         9.73      10.60
                                                                        ======       ======       ======     ======

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations
                                  (Unaudited)

                                                                        GE Investments Funds, Inc.
                                             -------------------------------------------------------------------------------
                                              S&P 500   Money Market Total Return International   Real Estate   Global Income
                                             Index Fund     Fund         Fund      Equity Fund  Securities Fund     Fund
                                             ---------- ------------ ------------ ------------- --------------- -------------
                                                                      Six months ended June 30, 2001
                                             -------------------------------------------------------------------------------
Investment income:
  Income -- Ordinary dividends.............. $      --     191,732           --           --            --             --
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3)...............    15,918       9,688       13,481          417         1,341            175
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)..............    22,377      18,005        2,314          938         1,279            282
                                             ---------    --------     --------      -------        ------         ------
Net investment income (expense).............   (38,295)    164,039      (15,795)      (1,355)       (2,620)          (457)
                                             ---------    --------     --------      -------        ------         ------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................   (57,479)   (139,984)      (1,606)      (4,853)       10,524           (344)
  Unrealized appreciation (depreciation) on
   investments..............................  (675,318)         --     (140,561)     (44,981)       44,360         (5,544)
                                             ---------    --------     --------      -------        ------         ------
Net realized and unrealized gain (loss) on
 investments................................  (732,797)   (139,984)    (142,167)     (49,834)       54,884         (5,888)
                                             ---------    --------     --------      -------        ------         ------
Increase (decrease) in net assets from
 operations................................. $(771,092)     24,055     (157,962)     (51,189)       52,264         (6,345)
                                             =========    ========     ========      =======        ======         ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                 GE Investments Funds, Inc. (continued)
                                             -----------------------------------------------------------------------------
                                               Mid-Cap            U.S.
                                                Value    Income  Equity   Premier Growth                   Small-Cap Value
                                             Equity Fund  Fund    Fund     Equity Fund   Value Equity Fund   Equity Fund
                                             ----------- ------  -------  -------------- ----------------- ----------------
                                                                                            Period from      Period from
                                                                                         February 8, 2001  February 6, 2001
                                                   Six months ended June 30, 2001        to June 30, 2001  to June 30, 2001
                                             ------------------------------------------  ----------------- ----------------
Investment income:
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3)...............   $   642    1,443      150         545             --                --
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)..............     2,744    1,126    3,905       2,019             22                43
                                               -------   ------  -------     -------           ----             -----
Net investment income (expense).............    (3,386)  (2,569)  (4,055)     (2,564)           (22)              (43)
                                               -------   ------  -------     -------           ----             -----
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................    10,184    1,928  (28,474)    (13,369)            16               (66)
  Unrealized appreciation (depreciation) on
   investments..............................    14,602   18,574  (22,978)    (32,075)          (388)            2,561
                                               -------   ------  -------     -------           ----             -----
Net realized and unrealized gain (loss) on
 investments................................    24,786   20,502  (51,452)    (45,444)          (372)            2,495
                                               -------   ------  -------     -------           ----             -----
Increase (decrease) in net assets from
 operations.................................   $21,400   17,933  (55,507)    (48,008)          (394)            2,452
                                               =======   ======  =======     =======           ====             =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)




                                                    Oppenheimer Variable Account Funds
                                        ---------------------------------------------------------
                                                       Capital    Aggressive   High      Multiple
                                                     Appreciation   Growth    Income    Strategies
                                        Bond Fund/VA   Fund/VA     Fund/VA    Fund/VA    Fund/VA
                                        --------     --------     ----------  --------  -------

                                                      Six months ended June 30, 2001
                                        ---------------------------------------------------------
Investment income:
  Income -- Ordinary dividends.........   $ 60,057       34,724       48,679   300,155    51,792
  Expenses -- Mortality and expense
   risk charges --Type I (note 3)......      1,773       14,645       15,962     6,527     3,187
  Expenses -- Mortality and expense
   risk charges -- Type II (note 3)....      1,151        6,080        3,883     4,365     1,880
                                          --------     --------   ----------  --------   -------
Net investment income (expense)........     57,133       13,999       28,834   289,263    46,725
                                          --------     --------   ----------  --------   -------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss).............     (1,384)      15,463     (346,654)  (30,028)      872
  Unrealized appreciation
   (depreciation) on investments.......    (16,877)    (871,329)  (2,287,884) (220,943)  (48,818)
  Capital gain distributions...........         --      521,076      759,549        --    69,177
                                          --------     --------   ----------  --------   -------
Net realized and unrealized gain (loss)
 on investments........................    (18,261)    (334,790)  (1,874,989) (250,971)   21,231
                                          --------     --------   ----------  --------   -------
Increase (decrease) in net assets from
 operations............................   $ 38,872     (320,791)  (1,846,155)   38,292    67,956
                                          ========     ========   ==========  ========   =======

                                        Oppenheimer Variable Account Funds --
                                                   Class 2 Shares
                                        ------------------------------------
                                                                Main Street
                                        Global Securities     Growth & Income
                                             Fund/VA              Fund/VA
                                              ------                ----
                                             Period from January 8, 2001
                                                  to June 30, 2001
                                        ------------------------------------
Investment income:
  Income -- Ordinary dividends.........         122                  33
  Expenses -- Mortality and expense
   risk charges --Type I (note 3)......          --                  --
  Expenses -- Mortality and expense
   risk charges -- Type II (note 3)....         114                 117
                                              ------                ----
Net investment income (expense)........           8                 (84)
                                              ------                ----
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss).............        (471)                 33
  Unrealized appreciation
   (depreciation) on investments.......      (3,075)               (205)
  Capital gain distributions...........       2,295                  --
                                              ------                ----
Net realized and unrealized gain (loss)
 on investments........................      (1,251)               (172)
                                              ------                ----
Increase (decrease) in net assets from
 operations............................      (1,243)               (256)
                                              ======                ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                        Variable Insurance
                                                                                          Products Fund--
                                                   Variable Insurance Products Fund       Service Class 2
                                                  ----------------------------------  ----------------------

                                                  Equity-Income  Growth     Overseas  Equity-Income  Growth
                                                    Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                  ------------- ----------  --------- ------------- ---------
                                                                                            Period from
                                                                                         January 24, 2001
                                                    Six months ended June 30, 2001       to June 30, 2001
                                                  ----------------------------------  ----------------------
Investment income:
  Income -- Ordinary dividends...................   $ 129,307        7,051   105,667        30          --
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3)....................      23,716       26,295     6,945        --          --
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)...................       4,205        7,381       741        87         289
                                                    ---------   ----------  --------      ----        ----
Net investment income (expense)..................     101,386      (26,625)   97,981       (57)       (289)
                                                    ---------   ----------  --------      ----        ----
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................      13,070     (439,787)  (38,469)      (77)        287
  Unrealized appreciation (depreciation) on
   investments...................................    (581,857)  (1,231,245) (496,691)     (892)        556
  Capital gain distributions.....................     363,289      662,803   167,022        86          30
                                                    ---------   ----------  --------      ----        ----
Net realized and unrealized gain (loss) on
 investments.....................................    (205,498)  (1,008,229) (368,138)     (883)        873
                                                    ---------   ----------  --------      ----        ----
Increase (decrease) in net assets from operations   $(104,112)  (1,034,854) (270,157)     (940)        584
                                                    =========   ==========  ========      ====        ====

                                                   Variable Insurance
                                                    Products Fund II
                                                  -------------------
                                                    Asset
                                                   Manager  Contrafund
                                                  Portfolio Portfolio
                                                  --------- ----------

                                                    Six months ended
                                                     June 30, 2001
                                                  -------------------
Investment income:
  Income -- Ordinary dividends...................  180,444     47,416
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3)....................   14,772     11,250
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)...................      888     10,370
                                                  --------   --------
Net investment income (expense)..................  164,784     25,796
                                                  --------   --------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).......................  (26,740)  (161,905)
  Unrealized appreciation (depreciation) on
   investments................................... (384,097)  (695,736)
  Capital gain distributions.....................   67,666    167,353
                                                  --------   --------
Net realized and unrealized gain (loss) on
 investments..................................... (343,171)  (690,288)
                                                  --------   --------
Increase (decrease) in net assets from operations (178,387)  (664,492)
                                                  ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                            Variable Insurance
                                           Products Fund II --
                                             Service Class 2    Variable Insurance Products Fund III
                                           -------------------- -----------------------------------
                                                                                          Growth
                                                                Growth & Income        Opportunities
                                           Contrafund Portfolio    Portfolio             Portfolio
                                           --------------------      ---------------       -------------

                                             Six months ended
                                              June 30, 2001        Six months ended June 30, 2001
                                           -------------------- -----------------------------------
Investment income:
  Income -- Ordinary dividends............        $   1               3,886                 1,448
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3).............           --               1,164                   442
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)............           97               3,517                 1,032
                                                  -----              --------              -------
Net investment income (expense)...........          (96)               (795)                  (26)
                                                  -----              --------              -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................          (41)            (17,676)              (20,034)
  Unrealized appreciation (depreciation)
   on investments.........................         (125)           (121,781)              (19,797)
  Capital gain distributions..............            3              12,475                    --
                                                  -----              --------              -------
Net realized and unrealized gain (loss) on
 investments..............................         (163)           (126,982)              (39,831)
                                                  -----              --------              -------
Increase (decrease) in net assets from
 operations...............................        $(259)           (127,777)              (39,857)
                                                  =====              ========              =======

                                                  Variable Insurance
                                                 Products Fund III --
                                                    Service Class 2
                                           --------------------------------

                                               Mid Cap      Growth & Income
                                              Portfolio        Portfolio
                                           ---------------- ----------------
                                                              Period from
                                           Six months ended January 18, 2001
                                            June 30, 2001   to June 30, 2001
                                           ---------------- ----------------
Investment income:
  Income -- Ordinary dividends............        --             12,196
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3).............        --                 --
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)............        46                 65
                                                 ---             ------
Net investment income (expense)...........       (46)            12,131
                                                 ---             ------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)................       (55)                26
  Unrealized appreciation (depreciation)
   on investments.........................       408               (232)
  Capital gain distributions..............        --             39,157
                                                 ---             ------
Net realized and unrealized gain (loss) on
 investments..............................       353             38,951
                                                 ---             ------
Increase (decrease) in net assets from
 operations...............................       307             51,082
                                                 ===             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)



                                                                  Federated Insurance Series
                                             --------------------------------------------------------------------
                                             American Leaders High Income Bond                 International Small
                                                 Fund II          Fund II      Utility Fund II   Company Fund II
                                             ---------------- ---------------- --------------- -------------------
                                                                                                   Period from
                                                                                                February 6, 2001
                                                      Six months ended June 30, 2001            to June 30, 2001
                                             ------------------------------------------------  -------------------
Investment income:
  Income -- Ordinary dividends..............     $ 10,434          43,741           15,059              --
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3)...............        1,145             823              741              --
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)..............        1,688             736              935              --
                                                 --------         -------          -------             ---
Net investment income (expense).............        7,601          42,182           13,383              --
                                                 --------         -------          -------             ---
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................         (248)         (9,036)          (4,267)             (4)
  Unrealized appreciation (depreciation) on
   investments..............................      (13,929)        (35,211)         (33,693)            (11)
  Capital gain distributions................        4,548              --               --              --
                                                 --------         -------          -------             ---
Net realized and unrealized gain (loss) on
 investments................................       (9,629)        (44,247)         (37,960)            (15)
                                                 --------         -------          -------             ---
Increase (decrease) in net assets from
 operations.................................     $ (2,028)         (2,065)         (24,577)            (15)
                                                 ========         =======          =======             ===

                                                  Federated
                                             Insurance Series --
                                                Service Class
                                             -------------------
                                              High Income Bond
                                                   Fund II
                                             -------------------
                                                 Period from
                                               March 27, 2001
                                              to June 30, 2001
                                             -------------------
Investment income:
  Income -- Ordinary dividends..............          --
  Expenses -- Mortality and expense risk
   charges -- Type I (note 3)...............          --
  Expenses -- Mortality and expense risk
   charges -- Type II (note 3)..............          23
                                                    ----
Net investment income (expense).............         (23)
                                                    ----
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)..................          (2)
  Unrealized appreciation (depreciation) on
   investments..............................        (573)
  Capital gain distributions................          --
                                                    ----
Net realized and unrealized gain (loss) on
 investments................................        (575)
                                                    ----
Increase (decrease) in net assets from
 operations.................................        (598)
                                                    ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                              Alger American Fund
                                                                      -----------------------------------

                                                                      Small Capitalization LargeCap Growth
                                                                           Portfolio          Portfolio
                                                                      -------------------- ---------------
                                                                         Six months ended June 30, 2001
                                                                      -----------------------------------
Investment income:
  Income -- Ordinary dividends.......................................      $     743            10,186
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..          3,471             7,161
  Expenses -- Mortality and expense risk charges -- Type II (note 3).          2,170             9,651
                                                                           ---------          --------
Net investment income (expense)......................................         (4,898)           (6,626)
                                                                           ---------          --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................       (386,695)         (296,439)
  Unrealized appreciation (depreciation) on investments..............        (24,640)         (554,444)
  Capital gain distributions.........................................             --           552,329
                                                                           ---------          --------
Net realized and unrealized gain (loss) on investments...............       (411,335)         (298,554)
                                                                           ---------          --------
Increase (decrease) in net assets from operations....................      $(416,233)         (305,180)
                                                                           =========          ========

                                                                      PBHG Insurance Series Fund, Inc.
                                                                      -------------------------------
                                                                                              PBHG
                                                                       PBHG Large Cap   Growth II
                                                                      Growth Portfolio  Portfolio
                                                                           ----------------   ---------
                                                                       Six months ended June 30, 2001
                                                                      -------------------------------
Investment income:
  Income -- Ordinary dividends.......................................           --               --
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..        1,274              984
  Expenses -- Mortality and expense risk charges -- Type II (note 3).        1,738            1,986
                                                                           --------          --------
Net investment income (expense)......................................       (3,012)          (2,970)
                                                                           --------          --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................      (77,316)        (211,268)
  Unrealized appreciation (depreciation) on investments..............     (115,702)        (126,613)
  Capital gain distributions.........................................           --               --
                                                                           --------          --------
Net realized and unrealized gain (loss) on investments...............     (193,018)        (337,881)
                                                                           --------          --------
Increase (decrease) in net assets from operations....................     (196,030)        (340,851)
                                                                           ========          ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                                   Janus Aspen Series
                                                         ---------------------------------------------------------------------
                                                         Aggressive Growth                  Worldwide Growth
                                                             Portfolio     Growth Portfolio    Portfolio     Balanced Portfolio
                                                         ----------------- ---------------- ---------------- ------------------
                                                                             Six months ended June 30, 2001
                                                         ---------------------------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges --
   Type I (note 3)......................................    $    12,462          13,213            20,787            6,361
  Expenses -- Mortality and expense risk charges --
   Type II (note 3).....................................         10,197          13,589            15,473           11,448
                                                            -----------        --------        ----------         --------
Net investment income (expense).........................        (22,659)        (26,802)          (36,260)         (17,809)
                                                            -----------        --------        ----------         --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..............................     (1,641,571)       (218,832)          (63,213)          (9,624)
  Unrealized appreciation (depreciation) on investments.       (460,177)       (716,513)       (1,454,152)        (228,440)
  Capital gain distributions............................             --          16,402            21,134           67,312
                                                            -----------        --------        ----------         --------
Net realized and unrealized gain (loss) on investments..     (2,101,748)       (918,943)       (1,496,231)        (170,752)
                                                            -----------        --------        ----------         --------
Increase (decrease) in net assets from operations.......    $(2,124,407)       (945,745)       (1,532,491)        (188,561)
                                                            ===========        ========        ==========         ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                                 Janus Aspen Series (continued)
                                                                      ----------------------------------------------------
                                                                      Flexible Income  International   Capital Appreciation
                                                                         Portfolio    Growth Portfolio      Portfolio
                                                                      --------------- ---------------- --------------------
                                                                                 Six months ended June 30, 2001
                                                                      ----------------------------------------------------
Investment income:
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..     $   347            3,440              2,204
  Expenses -- Mortality and expense risk charges -- Type II (note 3).       1,221            6,707             10,272
                                                                          -------         --------           --------
Net investment income (expense)......................................      (1,568)         (10,147)           (12,476)
                                                                          -------         --------           --------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................         420         (183,500)          (207,884)
  Unrealized appreciation (depreciation) on investments..............      (4,945)        (320,639)          (333,763)
  Capital gain distributions.........................................      14,150           18,619             25,976
                                                                          -------         --------           --------
Net realized and unrealized gain (loss) on investments...............       9,625         (485,520)          (515,671)
                                                                          -------         --------           --------
Increase (decrease) in net assets from operations....................     $ 8,057         (495,667)          (528,147)
                                                                          =======         ========           ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                               Janus Aspen Series -- Service Shares
                                                  -------------------------------------------------------------
                                                  Global Life   Global
                                                   Sciences   Technology  Aggressive Growth
                                                   Portfolio  Portfolio       Portfolio       Growth Portfolio
                                                  ----------- ---------- ------------------- -------------------
                                                                             Period from         Period from
                                                     Six months ended    January 24, 2001 to February 9, 2001 to
                                                      June 30, 2001         June 30, 2001       June 30, 2001
                                                  ---------------------  ------------------- -------------------
Investment income:
 Expenses -- Mortality and expense risk charges
   -- Type I (note 3)............................  $    148        175             --                  --
 Expenses -- Mortality and expense risk charges
   -- Type II (note 3)...........................       506        238             88                 106
                                                   --------    -------         ------              ------
Net investment income (expense)..................      (654)      (413)           (88)               (106)
                                                   --------    -------         ------              ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................    (3,324)   (22,934)          (144)                 47
 Unrealized appreciation (depreciation) on
   investments...................................   (28,214)   (18,060)        (4,505)             (3,026)
 Capital gain distributions......................        --        887             --                 169
                                                   --------    -------         ------              ------
Net realized and unrealized gain (loss) on
 investments.....................................   (31,538)   (40,107)        (4,649)             (2,810)
                                                   --------    -------         ------              ------
Increase (decrease) in net assets from operations  $(32,192)   (40,520)        (4,737)             (2,916)
                                                   ========    =======         ======              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                        Janus Aspen Series -- Service Shares (continued)
                                                  ------------------------------------------------------------
                                                    Capital    Worldwide
                                                  Appreciation  Growth      International         Balanced
                                                   Portfolio   Portfolio  Growth Portfolio       Portfolio
                                                  ------------ --------- ------------------- ------------------
                                                       Period from           Period from        Period from
                                                   January 24, 2001 to   February 8, 2001 to January 8, 2001 to
                                                      June 30, 2001         June 30, 2001      June 30, 2001
                                                  ---------------------  ------------------- ------------------
Investment income:
 Expenses -- Mortality and expense risk charges
   -- Type I (note 3)............................   $    --         --             --                  --
 Expenses -- Mortality and expense risk charges
   -- Type II (note 3)...........................        33        144            145                 306
                                                    -------     ------         ------              ------
Net investment income (expense)..................       (33)      (144)          (145)               (306)
                                                    -------     ------         ------              ------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss)........................       (64)       (19)            28                 (23)
 Unrealized appreciation (depreciation) on
   investments...................................    (1,890)    (2,782)        (2,430)             (5,086)
 Capital gain distributions......................       268        202            464               2,481
                                                    -------     ------         ------              ------
Net realized and unrealized gain (loss) on
 investments.....................................    (1,686)    (2,599)        (1,938)             (2,628)
                                                    -------     ------         ------              ------
Increase (decrease) in net assets from operations   $(1,719)    (2,743)        (2,083)             (2,934)
                                                    =======     ======         ======              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                           Goldman Sachs            Salomon Brothers
                                                                      Variable Insurance Trust Variable Series Fund Inc.
                                                                      -----------------------  -------------------------
                                                                      Growth and      Mid Cap  Strategic           Total
                                                                        Income         Value     Bond    Investors Return
                                                                         Fund          Fund      Fund      Fund     Fund
                                                                         ----------    ------- --------- --------- ------
                                                                          Six months ended          Six months ended
                                                                           June 30, 2001             June 30, 2001
                                                                      -----------------------  -------------------------
Investment income:
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..  $     9          716         14        750    22
  Expenses -- Mortality and expense risk charges -- Type II (note 3).      406        1,827        505      1,337    66
                                                                         -------       ------    -----    -------   ---
Net investment income (expense)......................................     (415)      (2,543)      (519)    (2,087)  (88)
                                                                         -------       ------    -----    -------   ---
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................     (831)      16,010         82       (758)  (43)
  Unrealized appreciation (depreciation) on investments..............   (5,777)      39,326      3,577    (17,239)   45
  Capital gain distributions.........................................       --           --         --      7,551    --
                                                                         -------       ------    -----    -------   ---
Net realized and unrealized gain (loss) on investments...............   (6,608)      55,336      3,659    (10,446)    2
                                                                         -------       ------    -----    -------   ---
Increase (decrease) in net assets from operations....................  $(7,023)      52,793      3,140    (12,533)  (86)
                                                                         =======       ======    =====    =======   ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                                     Dreyfus
                                                                     ---------------------------------------
                                                                         The Dreyfus      Dreyfus Investment
                                                                     Socially Responsible Portfolios-Emerging
                                                                      Growth Fund, Inc.    Markets Portfolio
                                                                     -------------------- -------------------
                                                                                              Period from
                                                                          Six months         April 6, 2001
                                                                        ended June 30,        to June 30,
                                                                             2001                2001
                                                                     -------------------- -------------------
Investment income:
  Income -- Ordinary dividends......................................        $  --                 --
  Expenses -- Mortality and expense risk charges --Type I (note 3)..           --                 --
  Expenses -- Mortality and expense risk charges --Type II (note 3).           24                  2
                                                                            -----                 --
Net investment income (expense).....................................          (24)                (2)
                                                                            -----                 --
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................          (22)                 8
  Unrealized appreciation (depreciation) on investments.............         (138)                14
  Capital gain distributions........................................           --                 --
                                                                            -----                 --
Net realized and unrealized gain (loss) on investments..............         (160)                22
                                                                            -----                 --
Increase (decrease) in net assets from operations...................        $(184)                20
                                                                            =====                 ==

                                                                      MFS Variable Insurance Trust
                                                                     ------------------------------
                                                                        MFS New      MFS Investors
                                                                       Discovery      Growth Stock
                                                                         Series          Series
                                                                     -------------- ----------------
                                                                                      Period from
                                                                       Six months   January 23, 2001
                                                                     ended June 30,   to June 30,
                                                                          2001            2001
                                                                     -------------- ----------------
Investment income:
  Income -- Ordinary dividends......................................       --                3
  Expenses -- Mortality and expense risk charges --Type I (note 3)..       --               --
  Expenses -- Mortality and expense risk charges --Type II (note 3).       16               12
                                                                          ---             ----
Net investment income (expense).....................................      (16)              (9)
                                                                          ---             ----
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................      (21)             (58)
  Unrealized appreciation (depreciation) on investments.............       64             (420)
  Capital gain distributions........................................       23               34
                                                                          ---             ----
Net realized and unrealized gain (loss) on investments..............       66             (444)
                                                                          ---             ----
Increase (decrease) in net assets from operations...................       50             (453)
                                                                          ===             ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                     MFS Variable Insurance Trust (continued)
                                                                     ---------------------------------------
                                                                        MFS Investors
                                                                            Trust                 MFS Utility
                                                                            Series                  Series
                                                                            --------------------      ---------------
                                                                         Period from              Period from
                                                                     February 14, 2001 to      March 14, 2001 to
                                                                        June 30, 2001            June 30, 2001
                                                                            --------------------      ---------------
Investment income:
  Income -- Ordinary dividends......................................       $    35                    2,118
  Expenses -- Mortality and expense risk charges --Type I (note 3)..            --                       --
  Expenses -- Mortality and expense risk charges --Type II (note 3).            32                      136
                                                                            -------                 -------
Net investment income (expense).....................................             3                    1,982
                                                                            -------                 -------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................           (15)                    (446)
  Unrealized appreciation (depreciation) on investments.............        (1,425)                 (12,681)
  Capital gain distributions........................................           190                    5,580
                                                                            -------                 -------
Net realized and unrealized gain (loss) on investments..............        (1,250)                  (7,547)
                                                                            -------                 -------
Increase (decrease) in net assets from operations...................       $(1,247)                  (5,565)
                                                                            =======                 =======

                                                                     Rydex Variable Trust
                                                                     --------------------


                                                                           OTC Fund
                                                                     --------------------

                                                                          Six months
                                                                     ended June 30, 2001
                                                                     --------------------
Investment income:
  Income -- Ordinary dividends......................................          --
  Expenses -- Mortality and expense risk charges --Type I (note 3)..          --
  Expenses -- Mortality and expense risk charges --Type II (note 3).          21
                                                                             ---
Net investment income (expense).....................................         (21)
                                                                             ---
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)..........................................          (5)
  Unrealized appreciation (depreciation) on investments.............          91
  Capital gain distributions........................................          --
                                                                             ---
Net realized and unrealized gain (loss) on investments..............          86
                                                                             ---
Increase (decrease) in net assets from operations...................          65
                                                                             ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                        Alliance Variable Products Series Fund, Inc.
                                                                      -----------------------------------------------
                                                                         Growth and    Premier Growth
                                                                      Income Portfolio   Portfolio    Quasar Portfolio
                                                                      ---------------- -------------- ----------------
                                                                        Period from      Six months     Period from
                                                                      February 6, 2001     ended      February 8, 2001
                                                                      to June 30, 2001 June 30, 2001  to June 30, 2001
                                                                      ---------------- -------------- ----------------
Investment income:
  Income -- Ordinary dividends.......................................     $   865              --             --
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..          --              --             --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).         236             135             26
                                                                          -------          ------           ----
Net investment income (expense)......................................         629            (135)           (26)
                                                                          -------          ------           ----
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................         115              65            (59)
  Unrealized appreciation (depreciation) on investments..............      (1,416)         (6,193)          (168)
  Capital gain distributions.........................................       6,702           4,460            391
                                                                          -------          ------           ----
Net realized and unrealized gain (loss) on investments...............       5,401          (1,668)           164
                                                                          -------          ------           ----
Increase (decrease) in net assets from operations....................     $ 6,030          (1,803)           138
                                                                          =======          ======           ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                               AIM Variable Insurance Funds, Inc.
                                                                      ---------------------------------------------------
                                                                      AIM V.I. Capital      AIM V.I.         AIM V.I.
                                                                      Appreciation Fund   Growth Fund       Value Fund
                                                                      ----------------- ---------------- -----------------
                                                                         Six months       Period from       Period from
                                                                            ended       February 9, 2001 February 19, 2001
                                                                        June 30, 2001   to June 30, 2001 to June 30, 2001
                                                                      ----------------- ---------------- -----------------
Investment income:
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..      $    --               --              --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).           68               75              85
                                                                           -------           ------             ---
Net investment income (expense)......................................          (68)             (75)            (85)
                                                                           -------           ------             ---
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................         (111)              (5)             79
  Unrealized appreciation (depreciation) on investments..............       (1,275)          (1,059)            521
                                                                           -------           ------             ---
Net realized and unrealized gain (loss) on investments...............       (1,386)          (1,064)            600
                                                                           -------           ------             ---
Increase (decrease) in net assets from operations....................      $(1,454)          (1,139)            515
                                                                           =======           ======             ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                       PIMCO Variable Insurance Trust
                                                                      -----------------------------------------------
                                                                                       Long-Term
                                                                      Foreign Bond  U.S. Government  High Yield Bond
                                                                        Portfolio      Portfolio        Portfolio
                                                                      ------------- ---------------- ----------------
                                                                       Six months     Period from      Period from
                                                                          ended     February 9, 2001 February 8, 2001
                                                                      June 30, 2001 to June 30, 2001 to June 30, 2001
                                                                      ------------- ---------------- ----------------
Investment income:
  Income -- Ordinary dividends.......................................      $ 8             285              389
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..       --              --               --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).        5              40               34
                                                                           ---            ----             ----
Net investment income (expense)......................................        3             245              355
                                                                           ---            ----             ----
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................       --             (50)             (21)
  Unrealized appreciation (depreciation) on investments..............       --            (555)            (684)
                                                                           ---            ----             ----
Net realized and unrealized gain (loss) on investments...............       --            (605)            (705)
                                                                           ---            ----             ----
Increase (decrease) in net assets from operations....................      $ 3            (360)            (350)
                                                                           ===            ====             ====



                                                                        Total Return
                                                                       Bond Portfolio
                                                                      ----------------
                                                                        Period from
                                                                      February 6, 2001
                                                                      to June 30, 2001
                                                                      ----------------
Investment income:
  Income -- Ordinary dividends.......................................        259
  Expenses -- Mortality and expense risk charges -- Type I (note 3)..         --
  Expenses -- Mortality and expense risk charges -- Type II (note 3).         35
                                                                            ----
Net investment income (expense)......................................        224
                                                                            ----
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss)...........................................         (2)
  Unrealized appreciation (depreciation) on investments..............       (111)
                                                                            ----
Net realized and unrealized gain (loss) on investments...............       (113)
                                                                            ----
Increase (decrease) in net assets from operations....................        111
                                                                            ====

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statement of Changes in Net Assets
                                  (Unaudited)

                                                                                         GE Investments Funds, Inc.
                                                                   -------------------------------------------------------------
                                                                                  Money      Total                   Real Estate
                                                                    S&P 500       Market     Return    International Securities
                                                                   Index Fund      Fund       Fund      Equity Fund     Fund
                                                                   -----------  ----------  ---------  ------------- -----------
                                                                                       Six months ended June 30, 2001
                                                                   -------------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $   (38,295)    164,039    (15,795)     (1,355)      (2,620)
  Net realized gain (loss)........................................     (57,479)   (139,984)    (1,606)     (4,853)      10,524
  Unrealized appreciation (depreciation) on investments...........    (675,318)         --   (140,561)    (44,981)      44,360
                                                                   -----------  ----------  ---------     -------      -------
   Increase (decrease) in net assets from operations..............    (771,092)     24,055   (157,962)    (51,189)      52,264
                                                                   -----------  ----------  ---------     -------      -------
From capital transactions:
  Net premiums....................................................   1,994,680   6,499,478    318,577      89,781       99,020
  Loan interest...................................................        (746)      1,944       (196)        (33)         (15)
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................      (3,222)         --     (8,775)         --       (3,557)
   Surrenders.....................................................    (199,568)   (143,523)   (51,884)      2,505      (19,095)
   Loans..........................................................     (67,287)   (144,829)   (39,087)     (2,509)      (1,094)
   Cost of insurance and administrative expense (note 3)..........    (615,711)   (471,340)  (219,945)    (15,303)     (42,642)
   Transfer gain (loss) and transfer fees.........................      44,768     232,053     (1,207)         70          181
  Interfund transfers.............................................     846,868  (5,437,274)    47,473      17,334      (18,274)
                                                                   -----------  ----------  ---------     -------      -------
   Increase (decrease) in net assets from capital transactions....   1,999,782     536,509     44,956      91,845       14,524
                                                                   -----------  ----------  ---------     -------      -------
Increase (decrease) in net assets.................................   1,228,690     560,564   (113,006)     40,656       66,788
Net assets at beginning of year...................................  10,245,247   7,439,097  4,417,034     364,887      706,031
                                                                   -----------  ----------  ---------     -------      -------
Net assets at end of period....................................... $11,473,937   7,999,661  4,304,028     405,543      772,819
                                                                   ===========  ==========  =========     =======      =======


                                                                   Global
                                                                   Income
                                                                    Fund
                                                                   -------


Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................    (457)
  Net realized gain (loss)........................................    (344)
  Unrealized appreciation (depreciation) on investments...........  (5,544)
                                                                   -------
   Increase (decrease) in net assets from operations..............  (6,345)
                                                                   -------
From capital transactions:
  Net premiums....................................................  39,129
  Loan interest...................................................      --
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................      --
   Surrenders.....................................................      --
   Loans..........................................................    (168)
   Cost of insurance and administrative expense (note 3)..........  (6,605)
   Transfer gain (loss) and transfer fees.........................     (23)
  Interfund transfers.............................................   2,293
                                                                   -------
   Increase (decrease) in net assets from capital transactions....  34,626
                                                                   -------
Increase (decrease) in net assets.................................  28,281
Net assets at beginning of year................................... 103,476
                                                                   -------
Net assets at end of period....................................... 131,757
                                                                   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                      GE Investments Funds, Inc. (continued)
                                                    -------------------------------------------------------------------------
                                                     Mid-Cap                        Premier
                                                      Value                U.S.     Growth
                                                     Equity     Income    Equity    Equity     Value Equity   Small-Cap Value
                                                      Fund       Fund      Fund      Fund          Fund         Equity Fund
                                                    ----------  -------  ---------  -------  ---------------- ----------------
                                                                                               Period from      Period from
                                                                                             February 8, 2001 February 6, 2001
                                                         Six months ended June 30, 2001      to June 30, 2001 to June 30, 2001
                                                    ---------------------------------------  ---------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................. $   (3,386)  (2,569)    (4,055)  (2,564)         (22)             (43)
  Net realized gain (loss).........................     10,184    1,928    (28,474) (13,369)          16              (66)
  Unrealized appreciation (depreciation) on
   investments.....................................     14,602   18,574    (22,978) (32,075)        (388)           2,561
                                                    ----------  -------  ---------  -------       ------           ------
   Increase (decrease) in net assets from
    operations.....................................     21,400   17,933    (55,507) (48,008)        (394)           2,452
                                                    ----------  -------  ---------  -------       ------           ------
From capital transactions:
  Net premiums.....................................    176,699  176,024    175,179  248,908        9,246           31,146
  Loan interest....................................        (34)      --        (48)    (299)          --               --
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits..................................     (3,804)      --       (413)      --           --               --
   Surrenders......................................     (1,504) (17,738)       (70)  (2,474)          --               --
   Loans...........................................     (1,810) (61,262)    (8,002) (22,657)          --               --
   Cost of insurance and administrative expense
    (note 3).......................................    (49,676) (29,026)   (48,461) (62,798)        (769)          (1,337)
   Transfer gain (loss) and transfer fees..........     18,160   35,469     (5,216)  (7,374)        (170)          (1,363)
  Interfund transfers..............................    162,728  165,910    108,786  104,017        9,285            6,110
                                                    ----------  -------  ---------  -------       ------           ------
   Increase (decrease) in net assets from capital
    transactions...................................    300,759  269,377    221,755  257,323       17,592           34,556
                                                    ----------  -------  ---------  -------       ------           ------
Increase (decrease) in net assets..................    322,159  287,310    166,248  209,315       17,198           37,008
Net assets at beginning of year....................    785,557  544,869  1,033,212  617,950           --               --
                                                    ----------  -------  ---------  -------       ------           ------
Net assets at end of period........................ $1,107,716  832,179  1,199,460  827,265       17,198           37,008
                                                    ==========  =======  =========  =======       ======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                         Oppenheimer Variable Account Funds
                                              -------------------------------------------------------
                                                          Capital    Aggressive    High      Multiple
                                               Bond     Appreciation   Growth     Income    Strategies
                                              Fund/VA     Fund/VA     Fund/VA     Fund/VA    Fund/VA
                                              --------  ------------ ----------  ---------  ----------

                                                           Six months ended June 30, 2001
                                              -------------------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)............ $ 57,133      13,999       28,834    289,263     46,725
  Net realized gain (loss)...................   (1,384)     15,463     (346,654)   (30,028)       872
  Unrealized appreciation (depreciation) on
   investments...............................  (16,877)   (871,329)  (2,287,884)  (220,943)   (48,818)
  Capital gain distributions.................       --     521,076      759,549         --     69,177
                                              --------   ---------   ----------  ---------  ---------
   Increase (decrease) in net assets from
    operations...............................   38,872    (320,791)  (1,846,155)    38,292     67,956
                                              --------   ---------   ----------  ---------  ---------
From capital transactions:
  Net premiums...............................   95,056     658,730      733,382    254,768    124,457
  Loan interest..............................     (359)       (402)        (408)      (159)        --
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................       --          --         (500)        --         --
   Surrenders................................  (14,025)    (48,504)    (128,466)   (32,108)   (26,326)
   Loans.....................................     (392)    (50,939)     (94,045)    (8,843)    (3,931)
   Cost of insurance and administrative
    expense (note 3).........................  (46,460)   (234,519)    (236,782)  (102,139)   (56,449)
   Transfer gain (loss) and transfer fees....      583     (12,659)      (1,245)     1,858     (1,759)
  Interfund transfers........................  100,407     321,934     (461,170)    52,169     98,978
                                              --------   ---------   ----------  ---------  ---------
   Increase (decrease) in net assets from
    capital transactions.....................  134,810     633,641     (189,234)   165,546    134,970
                                              --------   ---------   ----------  ---------  ---------
Increase (decrease) in net assets............  173,682     312,850   (2,035,389)   203,838    202,926
Net assets at beginning of year..............  730,981   5,603,179    6,715,541  2,780,675  1,311,155
                                              --------   ---------   ----------  ---------  ---------
Net assets at end of period.................. $904,663   5,916,029    4,680,152  2,984,513  1,514,081
                                              ========   =========   ==========  =========  =========

                                              Oppenheimer Variable Account
                                                Funds -- Class 2 Shares
                                              ---------------------------
                                                Global       Main Street
                                              Securities       Growth &
                                               Fund/VA      Income Fund/VA
                                                 ----------     --------------
                                              Period from January 8, 2001
                                                    to June 30, 2001
                                              ---------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)............        8             (84)
  Net realized gain (loss)...................     (471)             33
  Unrealized appreciation (depreciation) on
   investments...............................   (3,075)           (205)
  Capital gain distributions.................    2,295              --
                                                 ------         -------
   Increase (decrease) in net assets from
    operations...............................   (1,243)           (256)
                                                 ------         -------
From capital transactions:
  Net premiums...............................   53,891          69,789
  Loan interest..............................       --              --
  Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................       --              --
   Surrenders................................       --              --
   Loans.....................................       --              --
   Cost of insurance and administrative
    expense (note 3).........................   (2,864)         (4,250)
   Transfer gain (loss) and transfer fees....   (3,952)        (11,802)
  Interfund transfers........................   47,195          40,976
                                                 ------         -------
   Increase (decrease) in net assets from
    capital transactions.....................   94,270          94,713
                                                 ------         -------
Increase (decrease) in net assets............   93,027          94,457
Net assets at beginning of year..............       --              --
                                                 ------         -------
Net assets at end of period..................   93,027          94,457
                                                 ======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                                          Variable Insurance
                                                                                                           Products Fund --
                                                                     Variable Insurance Products Fund       Service Class 2
                                                                   -----------------------------------  ----------------------
                                                                   Equity-Income  Growth     Overseas   Equity-Income  Growth
                                                                     Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                                                   ------------- ----------  ---------  ------------- ---------
                                                                                                              Period from
                                                                                                           January 24, 2001
                                                                      Six months ended June 30, 2001       to June 30, 2001
                                                                   -----------------------------------  ----------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $  101,386      (26,625)    97,981         (57)       (289)
  Net realized gain (loss)........................................      13,070     (439,787)   (38,469)        (77)        287
  Unrealized appreciation (depreciation) on investments...........    (581,857)  (1,231,245)  (496,691)       (892)        556
  Capital gain distributions......................................     363,289      662,803    167,022          86          30
                                                                    ----------   ----------  ---------     -------     -------
   Increase (decrease) in net assets from operations..............    (104,112)  (1,034,854)  (270,157)       (940)        584
                                                                    ----------   ----------  ---------     -------     -------
From capital transactions:
  Net premiums....................................................     634,771      960,796    215,833      54,887     109,683
  Loan interest...................................................        (149)      (1,094)       (18)         --          --
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................      (1,602)        (479)        --          --          --
   Surrenders.....................................................    (147,342)    (235,081)   (28,797)         --          --
   Loans..........................................................     (92,396)     (40,826)   (36,705)         --      (2,211)
   Cost of insurance and administrative expense (note 3)..........    (295,214)    (388,449)   (74,137)     (3,236)     (6,658)
   Transfer gain (loss) and transfer fees.........................     (10,404)     (83,564)    (1,754)     (3,960)      2,903
  Interfund transfers.............................................     203,374       45,387     (1,377)     55,631     165,458
                                                                    ----------   ----------  ---------     -------     -------
   Increase (decrease) in net assets from capital transactions....     291,038      256,690     73,045     103,322     269,175
                                                                    ----------   ----------  ---------     -------     -------
Increase (decrease) in net assets.................................     186,926     (778,164)  (197,112)    102,382     269,759
Net assets at beginning of year...................................   7,746,965    9,960,778  2,213,423          --          --
                                                                    ----------   ----------  ---------     -------     -------
Net assets at end of period.......................................  $7,933,891    9,182,614  2,016,311     102,382     269,759
                                                                    ==========   ==========  =========     =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                                        Variable Insurance
                                                                                                        Products Fund II--
                                                                   Variable Insurance Products Fund II   Service Class 2
                                                                   ----------------------------------  --------------------
                                                                   Asset Manager
                                                                     Portfolio    Contrafund Portfolio Contrafund Portfolio
                                                                     ------------- -------------------- -------------------
                                                                                                         Six months ended
                                                                     Six months ended June 30, 2001       June 30, 2001
                                                                   ----------------------------------  --------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $  164,784            25,796                 (96)
  Net realized gain (loss)........................................     (26,740)         (161,905)                (41)
  Unrealized appreciation (depreciation) on investments...........    (384,097)         (695,736)               (125)
  Capital gain distributions......................................      67,666           167,353                   3
                                                                     ----------        ---------              ------
   Increase (decrease) in net assets from operations..............    (178,387)         (664,492)               (259)
                                                                     ----------        ---------              ------
From capital transactions:
  Net premiums....................................................     231,411           721,606              47,562
  Loan interest...................................................          --               (71)                 --
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................        (474)           (2,142)                 --
   Surrenders.....................................................     (87,533)         (122,897)                 --
   Loans..........................................................      (1,570)          (53,469)                 --
   Cost of insurance and administrative expense (note 3)..........    (138,849)         (274,183)             (4,335)
   Transfer gain (loss) and transfer fees.........................       1,646            23,142              (8,432)
  Interfund transfers.............................................     (16,968)          178,766              24,910
                                                                     ----------        ---------              ------
   Increase (decrease) in net assets from capital transactions....     (12,337)          470,752              59,705
                                                                     ----------        ---------              ------
Increase (decrease) in net assets.................................    (190,724)         (193,740)             59,446
Net assets at beginning of year...................................   4,505,303         6,217,155                  34
                                                                     ----------        ---------              ------
Net assets at end of period.......................................  $4,314,579         6,023,415              59,480
                                                                     ==========        =========              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                    Variable Products Fund III
                                                                   ----------------------------
                                                                                      Growth
                                                                   Growth & Income Opportunities
                                                                      Portfolio      Portfolio
                                                                   --------------- -------------

                                                                         Six months ended
                                                                           June 30, 2001
                                                                   ----------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   $     (795)          (26)
  Net realized gain (loss)........................................      (17,676)      (20,034)
  Unrealized appreciation (depreciation) on investments...........     (121,781)      (19,797)
  Capital gain distributions......................................       12,475            --
                                                                     ----------       -------
   Increase (decrease) in net assets from operations..............     (127,777)      (39,857)
                                                                     ----------       -------
From capital transactions:
  Net premiums....................................................      262,604       124,546
  Loan interest...................................................          (12)         (105)
  Transfers (to) from the general account of GE Life and Annuity:
   Death Benefits.................................................         (397)           --
   Surrenders.....................................................      (63,004)      (15,793)
   Loans..........................................................       (3,567)       (2,633)
   Cost of insurance and administrative expense (note 3)..........      (98,437)      (32,598)
   Transfer gain (loss) and transfer fees.........................       77,854        (1,282)
  Interfund transfers.............................................       37,739        11,068
                                                                     ----------       -------
   Increase (decrease) in net assets from capital transactions....      212,780        83,203
                                                                     ----------       -------
Increase (decrease) in net assets.................................       85,003        43,346
Net assets at beginning of year...................................    1,280,280       391,354
                                                                     ----------       -------
Net assets at end of period.......................................   $1,365,283       434,700
                                                                     ==========       =======

                                                                   Variable Insurance Products Fund III --
                                                                               Service Class 2
                                                                   --------------------------------------

                                                                       Mid Cap        Growth & Income
                                                                      Portfolio          Portfolio
                                                                         ----------------       ------------------
                                                                                           Period from
                                                                   Six months ended January 18, 2001 to
                                                                    June 30, 2001      June 30, 2001
                                                                         ----------------       -----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................         (46)               12,131
  Net realized gain (loss)........................................         (55)                   26
  Unrealized appreciation (depreciation) on investments...........         408                  (232)
  Capital gain distributions......................................          --                39,157
                                                                         ------              -------
   Increase (decrease) in net assets from operations..............         307                51,082
                                                                         ------              -------
From capital transactions:
  Net premiums....................................................      23,043                32,068
  Loan interest...................................................          --                    --
  Transfers (to) from the general account of GE Life and Annuity:
   Death Benefits.................................................          --                    --
   Surrenders.....................................................          --                    --
   Loans..........................................................          --                    --
   Cost of insurance and administrative expense (note 3)..........      (1,936)               (2,320)
   Transfer gain (loss) and transfer fees.........................      (1,788)              (51,434)
  Interfund transfers.............................................      20,899                26,110
                                                                         ------              -------
   Increase (decrease) in net assets from capital transactions....      40,218                 4,424
                                                                         ------              -------
Increase (decrease) in net assets.................................      40,525                55,506
Net assets at beginning of year...................................          34                    --
                                                                         ------              -------
Net assets at end of period.......................................      40,559                55,506
                                                                         ======              =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)




                                                                      Federated Insurance Series
                                                      ---------------------------------------------------------
                                                      American Leaders High Income  Utility  International Small
                                                          Fund II      Bond Fund II Fund II    Company Fund II
                                                      ---------------- ------------ -------  -------------------
                                                                                                 Period from
                                                                                              February 6, 2001
                                                          Six months ended June 30, 2001      to June 30, 2001
                                                      -------------------------------------  -------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................     $  7,601        42,182     13,383           --
  Net realized gain (loss)...........................         (248)       (9,036)    (4,267)          (4)
  Unrealized appreciation (depreciation) on
   investments.......................................      (13,929)      (35,211)   (33,693)         (11)
  Capital gain distributions.........................        4,548            --         --           --
                                                          --------       -------    -------          ---
   Increase (decrease) in net assets from
    operations.......................................       (2,028)       (2,065)   (24,577)         (15)
                                                          --------       -------    -------          ---
From capital transactions:
  Net premiums.......................................      124,818        78,997     79,543          197
  Loan interest......................................           (2)           --         --           --
  Transfers (to) from the general account of GE Life
   and Annuity:
   Surrenders........................................       (7,754)       (5,433)     1,055           --
   Loans.............................................      (10,224)           --    (18,522)          --
   Cost of insurance and administrative expense
    (note 3).........................................      (38,684)      (22,927)   (18,868)         (62)
   Transfer gain (loss) and transfer fees............          437           157     (1,433)          (1)
  Interfund transfers................................       97,514        81,987     26,995           33
                                                          --------       -------    -------          ---
   Increase (decrease) in net assets from capital
    transactions.....................................      166,105       132,781     68,770          167
                                                          --------       -------    -------          ---
Increase (decrease) in net assets....................      164,077       130,716     44,193          152
Net assets at beginning of year......................      705,749       345,023    426,906           --
                                                          --------       -------    -------          ---
Net assets at end of period..........................     $869,826       475,739    471,099          152
                                                          ========       =======    =======          ===

                                                           Federated
                                                      Insurance Series --
                                                         Service Class
                                                      -------------------
                                                          High Income
                                                         Bond Fund II
                                                      -------------------
                                                          Period from
                                                       March 27, 2001 to
                                                         June 30, 2001
                                                      -------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................          (23)
  Net realized gain (loss)...........................           (2)
  Unrealized appreciation (depreciation) on
   investments.......................................         (573)
  Capital gain distributions.........................           --
                                                            ------
   Increase (decrease) in net assets from
    operations.......................................         (598)
                                                            ------
From capital transactions:
  Net premiums.......................................        1,444
  Loan interest......................................           --
  Transfers (to) from the general account of GE Life
   and Annuity:
   Surrenders........................................           --
   Loans.............................................           --
   Cost of insurance and administrative expense
    (note 3).........................................         (187)
   Transfer gain (loss) and transfer fees............          (25)
  Interfund transfers................................       17,061
                                                            ------
   Increase (decrease) in net assets from capital
    transactions.....................................       18,293
                                                            ------
Increase (decrease) in net assets....................       17,695
Net assets at beginning of year......................           --
                                                            ------
Net assets at end of period..........................       17,695
                                                            ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                        Alger American Fund       PBHG Insurance Series Fund, Inc
                                                                   ----------------------------- -------------------------------
                                                                       Small          LargeCap         PBHG              PBHG
                                                                   Capitalization      Growth       Large Cap          Growth II
                                                                     Portfolio        Portfolio  Growth Portfolio      Portfolio
                                                                      --------------  ---------       ----------------   --------
                                                                   Six months ended June 30, 2001  Six months ended June 30, 2001
                                                                   ----------------------------- -------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................   $   (4,898)        (6,626)        (3,012)          (2,970)
  Net realized gain (loss)........................................     (386,695)      (296,439)       (77,316)        (211,268)
  Unrealized appreciation (depreciation) on investments...........      (24,640)      (554,444)      (115,702)        (126,613)
  Capital gain distributions......................................           --        552,329             --               --
                                                                      ----------      ---------       --------          --------
   Increase (decrease) in net assets from operations..............     (416,233)      (305,180)      (196,030)        (340,851)
                                                                      ----------      ---------       --------          --------
From capital transactions:
  Net premiums....................................................      295,649        589,393        234,691          148,846
  Loan interest...................................................          (46)            70           (181)              --
  Transfers (to) from the general account of GE Life and Annuity:
   Surrenders.....................................................      (27,207)       (34,581)          (658)          (2,901)
   Loans..........................................................      (10,885)       (32,257)       (14,934)          (2,716)
   Cost of insurance and administrative expense (note 3)..........      (81,882)      (229,275)       (64,800)         (44,776)
   Transfer gain (loss) and transfer fees.........................       (2,449)        (8,811)        (6,895)          (2,141)
  Interfund transfers.............................................      105,570        681,863        206,695          141,126
                                                                      ----------      ---------       --------          --------
   Increase (decrease) in net assets from capital transactions....      278,750        966,402        353,918          237,438
                                                                      ----------      ---------       --------          --------
Increase (decrease) in net assets.................................     (137,483)       661,222        157,888         (103,413)
Net assets at beginning of year...................................    1,725,177      4,326,839        799,510          961,015
                                                                      ----------      ---------       --------          --------
Net assets at end of period.......................................   $1,587,694      4,988,061        957,398          857,602
                                                                      ==========      =========       ========          ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                                 Janus Aspen Series
                                                                   ---------------------------------------------
                                                                   Aggressive              Worldwide
                                                                     Growth      Growth     Growth     Balanced
                                                                   Portfolio    Portfolio  Portfolio   Portfolio
                                                                   -----------  ---------  ----------  ---------
                                                                           Six months ended June 30, 2001
                                                                   ---------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $   (22,659)   (26,802)    (36,260)   (17,809)
  Net realized gain (loss)........................................  (1,641,571)  (218,832)    (63,213)    (9,624)
  Unrealized appreciation (depreciation) on investments...........    (460,177)  (716,513) (1,454,152)  (228,440)
  Capital gain distributions......................................          --     16,402      21,134     67,312
                                                                   -----------  ---------  ----------  ---------
   Increase (decrease) in net assets from operations..............  (2,124,407)  (945,745) (1,532,491)  (188,561)
                                                                   -----------  ---------  ----------  ---------
From capital transactions:
  Net premiums....................................................   1,060,671    964,436   1,166,319  1,016,924
  Loan interest...................................................        (483)      (339)       (786)      (350)
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................        (630)    (4,445)     (3,825)      (743)
   Surrenders.....................................................    (137,834)  (142,628)   (163,372)   (24,835)
   Loans..........................................................     (71,915)   (28,833)    (46,605)   (72,782)
   Cost of insurance and administrative expense (note 3)..........    (326,916)  (336,782)   (459,950)  (217,836)
   Transfer gain (loss) and transfer fees.........................       9,158    (12,820)     23,790     24,375
  Interfund transfers.............................................    (297,119)   (52,635)    (76,606)   314,924
                                                                   -----------  ---------  ----------  ---------
   Increase (decrease) in net assets from capital transactions....     234,932    385,954     438,965  1,039,677
                                                                   -----------  ---------  ----------  ---------
Increase (decrease) in net assets.................................  (1,889,475)  (559,791) (1,093,526)   851,116
Net assets at beginning of year...................................   7,595,526  7,688,954  10,754,842  4,416,728
                                                                   -----------  ---------  ----------  ---------
Net assets at end of period....................................... $ 5,706,051  7,129,163   9,661,316  5,267,844
                                                                   ===========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                      Janus Aspen Series (continued)
                                                                   -----------------------------------
                                                                   Flexible  International   Capital
                                                                    Income      Growth     Appreciation
                                                                   Portfolio   Portfolio    Portfolio
                                                                   --------- ------------- ------------
                                                                      Six months ended June 30, 2001
                                                                   -----------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)................................. $ (1,568)     (10,147)     (12,476)
  Net realized gain (loss)........................................      420     (183,500)    (207,884)
  Unrealized appreciation (depreciation) on investments...........   (4,945)    (320,639)    (333,763)
  Capital gain distributions......................................   14,150       18,619       25,976
                                                                   --------    ---------    ---------
   Increase (decrease) in net assets from operations..............    8,057     (495,667)    (528,147)
                                                                   --------    ---------    ---------
From capital transactions:
  Net premiums....................................................  121,032      522,252      644,010
  Loan interest...................................................       --         (250)        (861)
  Transfers (to) from the general account of GE Life and Annuity:
   Death benefits.................................................       --       (2,191)          --
   Surrenders.....................................................      (54)     (20,079)     (50,010)
   Loans..........................................................       25      (55,583)     (24,698)
   Cost of insurance and administrative expense (note 3)..........  (20,001)    (147,307)    (201,608)
   Transfer gain (loss) and transfer fees.........................   16,805      (41,548)     (73,062)
  Interfund transfers.............................................   69,249      201,379      (20,621)
                                                                   --------    ---------    ---------
   Increase (decrease) in net assets from capital transactions....  187,056      456,673      273,150
                                                                   --------    ---------    ---------
Increase (decrease) in net assets.................................  195,113      (38,994)    (254,997)
Net assets at beginning of year...................................  314,386    2,820,735    3,608,148
                                                                   --------    ---------    ---------
Net assets at end of period....................................... $509,499    2,781,741    3,353,151
                                                                   ========    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                             Janus Aspen Series -- Service Shares
                                                                   -------------------------------------------------------
                                                                   Global Life   Global      Aggressive
                                                                    Sciences   Technology      Growth           Growth
                                                                    Portfolio  Portfolio     Portfolio        Portfolio
                                                                   ----------- ---------- ---------------- ----------------
                                                                                            Period from      Period from
                                                                      Six months ended    January 24, 2001 February 9, 2001
                                                                       June 30, 2001      to June 30, 2001 to June 30, 2001
                                                                   ---------------------  ---------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $   (654)      (413)          (88)            (106)
  Net realized gain (loss)........................................    (3,324)   (22,934)         (144)              47
  Unrealized appreciation (depreciation) on investments...........   (28,214)   (18,060)       (4,505)          (3,026)
  Capital gain distributions......................................        --        887            --              169
                                                                    --------    -------       -------           ------
   Increase (decrease) in net assets from operations..............   (32,192)   (40,520)       (4,737)          (2,916)
                                                                    --------    -------       -------           ------
From capital transactions:
  Net premiums....................................................    59,852     57,755        64,553           35,863
  Loan interest...................................................       (12)        (2)           --               --
  Transfers (to) from the general account of GE Life and Annuity:
   Surrenders.....................................................       (64)        --            --               --
   Loans..........................................................    (7,637)     6,381            --               --
   Cost of insurance and administrative expense (note 3)..........    (7,067)    (6,271)       (4,079)          (3,161)
   Transfer gain (loss) and transfer fees.........................       664        186       (11,601)             (84)
  Interfund transfers.............................................    18,996    (10,277)       30,137           61,484
                                                                    --------    -------       -------           ------
   Increase (decrease) in net assets from capital transactions....    64,732     47,772        79,010           94,102
                                                                    --------    -------       -------           ------
Increase (decrease) in net assets.................................    32,540      7,252        74,273           91,186
Net assets at beginning of year...................................   197,488    136,082            --               --
                                                                    --------    -------       -------           ------
Net assets at end of period.......................................  $230,028    143,334        74,273           91,186
                                                                    ========    =======       =======           ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                   Janus Aspen Series -- Service Shares (continued)
                                             ------------------------------------------------------------
                                                Capital     Worldwide    International
                                              Appreciation    Growth        Growth           Balanced
                                               Portfolio    Portfolio      Portfolio         Portfolio
                                             -------------  ---------  ----------------  ----------------
                                                    Period from           Period from       Period from
                                                 January 24, 2001      February 8, 2001   January 8, 2001
                                                 to June 30, 2001      to June 30, 2001  to June 30, 2001
                                             ------------------------  ----------------  ----------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)............ $         (33)      (144)             (145)             (306)
 Net realized gain (loss)...................           (64)       (19)               28               (23)
 Unrealized appreciation (depreciation) on
   investments..............................        (1,890)    (2,782)           (2,430)           (5,086)
 Capital gain distributions.................           268        202               464             2,481
                                             -------------  ---------  ----------------  ----------------
   Increase (decrease) in net assets from
    operations..............................        (1,719)    (2,743)           (2,083)           (2,934)
                                             -------------  ---------  ----------------  ----------------
From capital transactions:
 Net premiums...............................        36,084     59,781            11,715           212,952
 Loan interest..............................            --         --                --                --
 Transfers (to) from the general account of
   GE Life and Annuity:
   Surrenders...............................            --         --                --                --
   Loans....................................            --         --                --                --
   Cost of insurance and administrative
    expense (note 3)........................        (2,243)    (4,581)           (1,486)           (7,703)
   Transfer gain (loss) and transfer fees...        (2,003)   (10,728)              984            (9,681)
 Interfund transfers........................        14,443     65,060            77,908           106,013
                                             -------------  ---------  ----------------  ----------------
   Increase (decrease) in net assets from
    capital transactions....................        46,281    109,532            89,121           301,581
                                             -------------  ---------  ----------------  ----------------
Increase (decrease) in net assets...........        44,562    106,789            87,038           298,647
Net assets at beginning of year.............            --         --                --                --
                                             -------------  ---------  ----------------  ----------------
Net assets at end of period................. $      44,562    106,789            87,038           298,647
                                             =============  =========  ================  ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                        Goldman Sachs                      Salomon Brot
                                                                   Variable Insurance Trust            Variable Series
                                                                   -----------------------   -------  -----------------
                                                                   Growth and      Mid Cap  Strategic           Total
                                                                     Income         Value     Bond    Investors Return
                                                                      Fund          Fund      Fund      Fund     Fund
                                                                     ----------    -------  --------- --------- ------
                                                                       Six months ended                    Six months e
                                                                        June 30, 2001                        June 30, 2
                                                                   -----------------------   -------  -----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................  $   (415)      (2,543)      (519)   (2,087)    (88)
  Net realized gain (loss)........................................      (831)      16,010         82      (758)    (43)
  Unrealized appreciation (depreciation) on investments...........    (5,777)      39,326      3,577   (17,239)     45
  Capital gain distributions......................................        --           --         --     7,551      --
                                                                     --------      -------   -------   -------  ------
   Increase (decrease) in net assets from operations..............    (7,023)      52,793      3,140   (12,533)    (86)
                                                                     --------      -------   -------   -------  ------
From capital transactions:
  Net premiums....................................................     8,348      118,560     84,331    62,112  30,302
  Loan interest...................................................        --           --         --        --      --
  Transfers (to) from the general account of GE Life and Annuity:
   Surrenders.....................................................        --         (453)        --        --      --
   Loans..........................................................        --       (9,963)        --      (297)     --
   Cost of insurance and administrative expense (note 3)..........    (6,070)     (26,583)    (8,956)  (16,131) (2,241)
   Transfer gain (loss) and transfer fees.........................       338       (1,272)    (3,856)    5,094     177
  Interfund transfers.............................................     5,789      337,365     (7,917)  397,562   2,128
                                                                     --------      -------   -------   -------  ------
   Increase (decrease) in net assets from capital transactions....     8,405      417,654     63,602   448,340  30,366
                                                                     --------      -------   -------   -------  ------
Increase (decrease) in net assets.................................     1,382      470,447     66,742   435,807  30,280
Net assets at beginning of year...................................   115,835      514,962     98,938   374,409   7,183
                                                                     --------      -------   -------   -------  ------
Net assets at end of period.......................................  $117,217      985,409    165,680   810,216  37,463
                                                                     ========      =======   =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                 Dreyfus
                                                                 ---------------------------------------
                                                                     The Dreyfus      Dreyfus Investment
                                                                 Socially Responsible Portfolios-Emerging
                                                                  Growth Fund, Inc.    Markets Portfolio
                                                                 -------------------- -------------------
                                                                                          Period from
                                                                   Six months ended    April 6, 2001 to
                                                                    June 30, 2001        June 30, 2001
                                                                 -------------------- -------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...............................       $   (24)                 (2)
  Net realized gain (loss)......................................           (22)                  8
  Unrealized appreciation (depreciation) on investments.........          (138)                 14
  Capital gain distributions....................................            --                  --
                                                                       -------               -----
   Increase (decrease) in net assets from operations............          (184)                 20
                                                                       -------               -----
From capital transactions:
  Net premiums..................................................        20,625               1,318
  Transfers (to) from the general account of
   GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)........        (1,195)                (58)
   Transfer gain (loss) and transfer fees.......................        (1,871)                (25)
  Interfund transfers...........................................           815                 273
                                                                       -------               -----
   Increase (decrease) in net assets from capital transactions..        18,374               1,508
                                                                       -------               -----
Increase (decrease) in net assets...............................        18,190               1,528
Net assets at beginning of year.................................            34                  --
                                                                       -------               -----
Net assets at end of period.....................................       $18,224               1,528
                                                                       =======               =====

                                                                     MFS Variable Insurance Trust
                                                                 -----------------------------------
                                                                                     MFS Investors
                                                                     MFS New         Growth Stock
                                                                 Discovery Series       Series
                                                                 ---------------- -------------------
                                                                                      Period from
                                                                 Six months ended January 23, 2001 to
                                                                  June 30, 2001      June 30, 2001
                                                                 ---------------- -------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)...............................         (16)               (9)
  Net realized gain (loss)......................................         (21)              (58)
  Unrealized appreciation (depreciation) on investments.........          64              (420)
  Capital gain distributions....................................          23                34
                                                                      ------             -----
   Increase (decrease) in net assets from operations............          50              (453)
                                                                      ------             -----
From capital transactions:
  Net premiums..................................................       1,913             2,901
  Transfers (to) from the general account of
   GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)........        (769)             (655)
   Transfer gain (loss) and transfer fees.......................         302                --
  Interfund transfers...........................................      15,050             7,073
                                                                      ------             -----
   Increase (decrease) in net assets from capital transactions..      16,496             9,319
                                                                      ------             -----
Increase (decrease) in net assets...............................      16,546             8,866
Net assets at beginning of year.................................          36                --
                                                                      ------             -----
Net assets at end of period.....................................      16,582             8,866
                                                                      ======             =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                   MFS Variable Insurance Trust (continued)
                                                                   ---------------------------------------
                                                                      MFS Investors             MFS Utility
                                                                       Trust Series               Series
                                                                          --------------------      ---------------
                                                                       Period from              Period from
                                                                   February 14, 2001 to      March 14, 2001 to
                                                                      June 30, 2001            June 30, 2001
                                                                          --------------------      ---------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................       $     3                    1,982
  Net realized gain (loss)........................................           (15)                    (446)
  Unrealized appreciation (depreciation) on investments...........        (1,425)                 (12,681)
  Capital gain distributions......................................           190                    5,580
                                                                          -------                 -------
   Increase (decrease) in net assets from operations..............        (1,247)                  (5,565)
                                                                          -------                 -------
From capital transactions:
  Net premiums....................................................        12,278                   61,830
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........          (822)                  (5,920)
   Transfer gain (loss) and transfer fees.........................           228                   (8,284)
  Interfund transfers.............................................        20,733                   61,204
                                                                          -------                 -------
   Increase (decrease) in net assets from capital transactions....        32,417                  108,830
                                                                          -------                 -------
Increase (decrease) in net assets.................................        31,170                  103,265
Net assets at beginning of year...................................            --                       --
                                                                          -------                 -------
Net assets at end of period.......................................       $31,170                  103,265
                                                                          =======                 =======

                                                                    Rydex Variable
                                                                        Trust
                                                                   ----------------

                                                                       OTC Fund
                                                                   ----------------

                                                                   Six months ended
                                                                    June 30, 2001
                                                                   ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................         (21)
  Net realized gain (loss)........................................          (5)
  Unrealized appreciation (depreciation) on investments...........          91
  Capital gain distributions......................................          --
                                                                        ------
   Increase (decrease) in net assets from operations..............          65
                                                                        ------
From capital transactions:
  Net premiums....................................................       8,532
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........        (980)
   Transfer gain (loss) and transfer fees.........................      (1,484)
  Interfund transfers.............................................       8,573
                                                                        ------
   Increase (decrease) in net assets from capital transactions....      14,641
                                                                        ------
Increase (decrease) in net assets.................................      14,706
Net assets at beginning of year...................................          23
                                                                        ------
Net assets at end of period.......................................      14,729
                                                                        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)


                                                                     Alliance Variable Products Series Fund, Inc.
                                                                   -----------------------------------------------
                                                                      Growth and    Premier Growth
                                                                   Income Portfolio   Portfolio    Quasar Portfolio
                                                                   ---------------- -------------- ----------------
                                                                     Period from                     Period from
                                                                     February 6,      Six months     February 8,
                                                                   2001 to June 30, ended June 30, 2001 to June 30,
                                                                         2001            2001            2001
                                                                   ---------------- -------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................     $    629           (135)            (26)
  Net realized gain (loss)........................................          115             65             (59)
  Unrealized appreciation (depreciation) on investments...........       (1,416)        (6,193)           (168)
  Capital gain distributions......................................        6,702          4,460             391
                                                                       --------         ------          ------
   Increase (decrease) in net assets from operations..............        6,030         (1,803)            138
                                                                       --------         ------          ------
From capital transactions:
  Net premiums....................................................       80,300         42,542           4,321
  Loan interest...................................................           --             --              --
  Transfers (to) from the general account of GE Life and Annuity:
   Loans..........................................................           --         (2,184)             --
   Cost of insurance and administrative expense (note 3)..........       (4,041)        (2,010)           (601)
   Transfer gain (loss) and transfer fees.........................       (4,960)        (9,623)             20
  Interfund transfers.............................................      110,375         60,303           9,270
                                                                       --------         ------          ------
   Increase (decrease) in net assets from capital transactions....      181,674         89,028          13,010
                                                                       --------         ------          ------
Increase (decrease) in net assets.................................      187,704         87,225          13,148
Net assets at beginning of year...................................           --             33              --
                                                                       --------         ------          ------
Net assets at end of period.......................................     $187,704         87,258          13,148
                                                                       ========         ======          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                AIM Variable Insurance Funds
                                                                   ------------------------------------------------------
                                                                   AIM V.I. Capital        AIM
                                                                   Appreciation Fund V.I. Growth Fund AIM V.I. Value Fund
                                                                   ----------------- ---------------- --------------------
                                                                                       Period from        Period from
                                                                   Six months ended  February 9, 2001 February 19, 2001 to
                                                                     June 30, 2001   to June 30, 2001    June 30, 2001
                                                                   ----------------- ---------------- --------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................      $   (68)             (75)               (85)
  Net realized gain (loss)........................................         (111)              (5)                79
  Unrealized appreciation (depreciation) on investments...........       (1,275)          (1,059)               521
                                                                        -------           ------             ------
   Increase (decrease) in net assets from operations..............       (1,454)          (1,139)               515
                                                                        -------           ------             ------
From capital transactions:
  Net premiums....................................................       32,037           30,033             53,666
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........       (2,956)          (4,554)            (4,655)
   Transfer gain (loss) and transfer fees.........................       (3,045)          (2,840)                77
  Interfund transfers.............................................       25,880           38,577             33,597
                                                                        -------           ------             ------
   Increase (decrease) in net assets from capital transactions....       51,916           61,216             82,685
                                                                        -------           ------             ------
Increase (decrease) in net assets.................................       50,462           60,077             83,200
Net assets at beginning of year...................................           34               --                 --
                                                                        -------           ------             ------
Net assets at end of period.......................................      $50,496           60,077             83,200
                                                                        =======           ======             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  (Unaudited)

                                                                                    PIMCO Variable Insurance Trust
                                                                   -----------------------------------------------
                                                                                    Long-Term
                                                                   Foreign Bond  U.S. Government     High Yield
                                                                     Portfolio      Portfolio      Bond Portfolio
                                                                   ------------- ---------------- ----------------
                                                                    Six months     Period from      Period from
                                                                       ended     February 9, 2001 February 8, 2001
                                                                   June 30, 2001 to June 30, 2001 to June 30, 2001
                                                                   ------------- ---------------- ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................     $   3             245              355
  Net realized gain (loss)........................................        --             (50)             (21)
  Unrealized appreciation (depreciation) on investments...........        --            (555)            (684)
                                                                       -----          ------           ------
   Increase (decrease) in net assets from operations..............         3            (360)            (350)
                                                                       -----          ------           ------
From capital transactions:
  Net premiums....................................................       498          15,771            9,894
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........      (304)         (1,757)          (1,097)
   Transfer gain (loss) and transfer fees.........................       (12)         (3,838)            (136)
  Interfund transfers.............................................       510          23,797           10,514
                                                                       -----          ------           ------
   Increase (decrease) in net assets from capital transactions....       692          33,973           19,175
                                                                       -----          ------           ------
Increase (decrease) in net assets.................................       695          33,613           18,825
Net assets at beginning of year...................................        --              --               --
                                                                       -----          ------           ------
Net assets at end of period.......................................     $ 695          33,613           18,825
                                                                       =====          ======           ======



                                                                     Total Return
                                                                    Bond Portfolio
                                                                   ----------------
                                                                     Period from
                                                                   February 6, 2001
                                                                   to June 30, 2001
                                                                   ----------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).................................         224
  Net realized gain (loss)........................................          (2)
  Unrealized appreciation (depreciation) on investments...........        (111)
                                                                        ------
   Increase (decrease) in net assets from operations..............         111
                                                                        ------
From capital transactions:
  Net premiums....................................................      15,017
  Transfers (to) from the general account of GE Life and Annuity:
   Cost of insurance and administrative expense (note 3)..........        (472)
   Transfer gain (loss) and transfer fees.........................        (434)
  Interfund transfers.............................................      10,608
                                                                        ------
   Increase (decrease) in net assets from capital transactions....      24,719
                                                                        ------
Increase (decrease) in net assets.................................      24,830
Net assets at beginning of year...................................          --
                                                                        ------
Net assets at end of period.......................................      24,830
                                                                        ======

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                                 June 30, 2001
                                  (Unaudited)

(1)Description of Entity

   GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company
(GE), a New York corporation.

(2)Summary of Significant Accounting Policies

  (a) Unit Class

   There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR.

  (b) Investments

   Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2001 were:

                                        Cost of     Proceeds from
Fund/Portfolio                      Shares Acquired  Shares Sold
--------------                      --------------- -------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund................   $ 3,088,129    $1,132,762
 Money Market Fund.................    10,862,344     9,975,276
 Total Return Fund.................       389,994       360,076
 International Equity Fund.........       109,981        18,181
 Real Estate Securities Fund.......       153,605       140,586
 Global Income Fund................        43,710         9,346
 Mid-Cap Value Equity Fund.........       589,305       284,808
 Income Fund.......................       479,521       212,441
 U.S. Equity Fund..................       388,358       169,550
 Premier Growth Equity Fund........       396,906       141,776
 Value Equity Fund.................        18,191           762
 Small-Cap Value Equity Fund.......        37,429         2,909
Oppenheimer Variable Account Funds:
 Bond Fund/VA......................       288,108        82,773
 Capital Appreciation Fund/VA......     1,635,912       464,945
 Aggressive Growth Fund/VA.........     3,271,092     2,675,745
 High Income Fund/VA...............       657,959       202,124
 Multiple Strategies Fund/VA.......       391,901       141,080

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2)Summary of Significant Accounting Policies -- Continued

                                                             Cost of     Proceeds from
Fund/Portfolio                                           Shares Acquired  Shares Sold
--------------                                           --------------- -------------
Oppenheimer Variable Account Funds -- Service Class:
 Global Securities Fund/VA..............................   $  101,021     $    4,959
 Main Street Growth & Income Fund/VA....................      100,345          6,330
Variable Insurance Products Fund:
 Equity-Income Portfolio................................    1,677,323        890,637
 Growth Portfolio.......................................    4,296,745      3,246,348
 Overseas Portfolio.....................................      529,448        195,799
Variable Insurance Products Fund -- Service Class 2:
 Equity-Income Portfolio................................      107,894          5,780
 Growth Portfolio.......................................      273,673          9,053
Variable Insurance Products Fund II:
 Asset Manager Portfolio................................      532,775        312,849
 Contrafund Portfolio...................................    1,725,600      1,047,653
Variable Insurance Products Fund II -- Service Class 2:
 Contrafund Portfolio...................................       63,814          4,214
Variable Insurance Products Fund III:
 Growth & Income Portfolio..............................      382,716        158,605
 Growth Opportunities Portfolio.........................      159,633         76,538
Variable Insurance Products Fund III -- Service Class 2:
 Mid Cap Portfolio......................................       43,656          3,490
 Growth & Income Portfolio..............................       58,398          2,658
Federated Insurance Series:
 American Leaders Fund II...............................      238,686         59,561
 High Income Bond Fund II...............................      228,543         54,011
 Utility Fund II........................................      127,468         45,193
 International Small Company............................          230             63
Federated Insurance Series -- Service Class:
 High Income Bond Fund II...............................       18,424            189
Alger American Fund:
 Small Capitalization Portfolio.........................      829,838        549,772
 LargeCap Growth Portfolio..............................    2,629,077      1,112,159
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio........................      789,402        438,120
 PBHG Growth II Portfolio...............................      589,187        354,628
Janus Aspen Series:
 Aggressive Growth Portfolio............................    3,425,409      3,201,001
 Growth Portfolio.......................................    1,669,714      1,250,915
 Worldwide Growth Portfolio.............................    1,411,699        984,298
 Balanced Portfolio.....................................    1,442,650        357,148
 Flexible Income Portfolio..............................      235,918         37,040
 International Growth Portfolio.........................    2,101,199      1,555,821
 Capital Appreciation Portfolio.........................    1,245,149        965,615

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                              Cost of     Proceeds from
Fund/Portfolio                                            Shares Acquired  Shares Sold
--------------                                            --------------- -------------
Janus Aspen Series -- Service Shares:
 Global Life Sciences Portfolio..........................    $ 99,103       $ 35,027
 Global Technology Portfolio.............................     113,948         65,687
 Aggressive Growth Portfolio.............................      82,705          4,272
 Growth Portfolio........................................      96,271          3,218
 Capital Appreciation Portfolio..........................      48,978          2,284
 Worldwide Growth Portfolio..............................     114,555          4,922
 International Growth Portfolio..........................      89,945          1,743
 Balanced Portfolio......................................     320,202         16,839
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund..................................      14,639          6,670
 Mid Cap Value Fund......................................     561,563        144,882
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund.....................................      92,629         30,168
 Investors Fund..........................................     532,837         78,994
 Total Return Fund.......................................      32,503          2,198
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.......      19,655          1,301
 Dreyfus Investment Portfolios-Emerging Markets Portfolio       1,566             60
MFS Variable Insurance Trust:
 MFS New Discovery Series................................      17,249            743
 MFS Investors Growth Stock Series.......................      10,187            831
 MFS Investors Trust Series..............................      33,474            846
 MFS Utility Series......................................     123,477          7,083
Rydex Variable Trust:
 Rydex OTC Fund..........................................      15,831          1,189
Alliance Variable Products Series Fund, Inc.:
 Growth And Income Portfolio.............................     193,187          4,629
 Premier Growth Portfolio................................      97,017          4,286
 Quasar Portfolio........................................      14,011            623
AIM Variable Insurance Funds, Inc.:
 AIM V.I. Capital Appreciation Fund......................      55,074          3,212
 AIM V.I. Growth Fund....................................      65,381          4,228
 AIM V.I. Value Fund.....................................      87,333          4,701
PIMCO Variable Insurance Trust:
 Foreign Bond Portfolio..................................         978            276
 Long-Term U.S. Government Portfolio.....................      36,384          2,142
 High Yield Bond Portfolio...............................      20,683          1,150
 Total Return Bond Portfolio.............................      25,453            497

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2)Summary of Significant Accounting Policies -- Continued

  (c) Capital Transactions

   The increase (decrease) in outstanding units from capital transactions for the six months or lesser period ended June 30, 2001 is as follows:

                                                                            GE Investments Funds, Inc.
                                                                 ------------------------------------------------
                                                                                                           Real
                                                                 S&P 500 Money    Total                   Estate
                                                                  Index  Market   Return  International Securities
                                                                  Fund    Fund     Fund    Equity Fund     Fund
                                                                 ------- -------  ------  ------------- ----------
Type I Units:
Units outstanding at December 31, 2000.......................... 82,706  153,318  94,648      7,317       18,782
                                                                 ------  -------  ------      -----       ------
From capital transactions:
 Net premiums...................................................  7,758   45,665   1,584        944        1,689
 Loan Interest..................................................     --       --      --         --           --
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................     --       --    (215)        --           --
   Surrenders................................................... (2,633)    (753) (1,222)       169         (969)
   Loans........................................................   (663)     173    (844)      (170)         (55)
   Cost of insurance and administrative expenses................ (3,806)  (4,403) (4,520)      (250)      (1,137)
 Interfund transfers............................................  1,275  (51,417)    476        141          (50)
                                                                 ------  -------  ------      -----       ------
Net increase (decrease) in units from capital transactions......  1,931  (10,735) (4,741)       834         (522)
                                                                 ------  -------  ------      -----       ------
Units outstanding at June 30, 2001.............................. 84,637  142,583  89,907      8,151       18,260
                                                                 ======  =======  ======      =====       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                      GE Investments Funds, Inc. (continued)
                                                                 -----------------------------------------------
                                                                 Global   Mid-Cap             U.S.     Premier
                                                                 Income Value Equity Income  Equity Growth Equity
                                                                  Fund      Fund      Fund    Fund      Fund
                                                                 ------ ------------ ------  ------ -------------
Type I Units:
Units outstanding at December 31, 2000.......................... 4,744      9,256    35,829  2,844     13,608
                                                                 -----     ------    ------  -----     ------
From capital transactions:
 Net premiums...................................................    91        857     1,455    539      2,208
 Loan Interest..................................................    --         --        --     --         --
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................    --         --        --     --         --
   Surrenders...................................................    --        (19)   (1,252)    --         --
   Loans........................................................    --        (65)   (2,644)    --       (384)
   Cost of insurance and administrative expenses................  (124)      (385)   (1,473)  (148)      (647)
 Interfund transfers............................................    --      1,349       703    694         23
                                                                 -----     ------    ------  -----     ------
Net increase (decrease) in units from capital transactions......   (33)     1,737    (3,211) 1,085      1,200
                                                                 -----     ------    ------  -----     ------
Units outstanding at June 30, 2001.............................. 4,711     10,993    32,618  3,929     14,808
                                                                 =====     ======    ======  =====     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Oppenheimer Variable Account Funds
                                                                 -------------------------------------------------
                                                                           Capital    Aggressive  High    Multiple
                                                                  Bond   Appreciation   Growth   Income  Strategies
                                                                 Fund/VA   Fund/VA     Fund/VA   Fund/VA  Fund/VA
                                                                 ------- ------------ ---------- ------- ----------
Type I Units:
Units outstanding at December 31, 2000.......................... 18,720     57,754      76,644   50,481    23,162
                                                                 ------     ------      ------   ------    ------
From capital transactions:
 Net premiums...................................................  1,534      2,997       4,081    3,044     1,348
 Loan Interest..................................................     --         --          --       --        --
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................     --         --          (8)      --        --
   Surrenders...................................................   (552)      (411)     (2,110)    (846)     (700)
   Loans........................................................    (15)      (416)       (733)     (72)     (105)
   Cost of insurance and administrative expenses................   (789)    (1,565)     (2,493)  (1,902)     (754)
 Interfund transfers............................................  1,005        264      (6,383)     918     1,036
                                                                 ------     ------      ------   ------    ------
Net increase (decrease) in units from capital transactions......  1,183        869      (7,646)   1,142       825
                                                                 ------     ------      ------   ------    ------
Units outstanding at June 30, 2001.............................. 19,903     58,623      68,998   51,623    23,987
                                                                 ======     ======      ======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                   Variable Insurance        Variable Insurance    Variable Insurance
                                                      Products Fund           Products Fund II      Products Fund III
                                              ----------------------------  -------------------  ----------------------
                                               Equity-                        Asset              Growth &     Growth
                                               Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                                              Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                                              --------- --------- --------- --------- ---------- --------- -------------
Type I Units:
Units outstanding at December 31, 2000.......  131,225   111,512   66,332    140,135   107,300    18,023       9,366
                                               -------   -------   ------    -------   -------    ------      ------
From capital transactions:
 Net premiums................................    8,108     6,796    3,724      5,747     7,776     3,832       1,983
 Loan Interest...............................       --        --       --         --        --        --          --
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................      (31)       (8)      --        (16)       --        --          --
   Surrenders................................   (2,856)   (3,895)    (745)    (2,839)   (2,790)      (10)       (927)
   Loans.....................................     (621)     (375)    (522)       (53)     (851)       27          --
   Cost of insurance and administrative
     expenses................................   (4,506)   (3,940)  (1,632)    (4,052)   (3,839)   (1,497)       (346)
 Interfund transfers.........................    2,145      (125)    (323)    (1,074)    2,525     1,490          --
                                               -------   -------   ------    -------   -------    ------      ------
Net increase (decrease) in units from capital
  transactions...............................    2,239    (1,547)     502     (2,287)    2,821     3,842         710
                                               -------   -------   ------    -------   -------    ------      ------
Units outstanding at June 30, 2001...........  133,464   109,965   66,834    137,848   110,121    21,865      10,076
                                               =======   =======   ======    =======   =======    ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                            PBHG Insurance Series
                                       Federated Insurance Series    Alger American Fund         Fund, Inc.
                                      ---------------------------  -----------------------  --------------------
                                      American    High                 Small      Large Cap PBHG Large    PBHG
                                      Leaders  Income Bond Utility Capitalization  Growth   Cap Growth  Growth II
                                      Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio   Portfolio
                                      -------- ----------- ------- -------------- ---------   ---------- --------
Type I Units:
Units outstanding at December 31,
  2000...............................  17,219    12,794    11,890      88,077       81,378    16,655     15,864
                                       ------    ------    ------      ------      -------    ------     ------
From capital transactions:
 Net premiums........................   1,120     1,108       635       6,074        5,051       586        719
 Loan Interest.......................      --        --        --          --           --        --         --
 Transfers (to) from the general
   account of GE Life and
   Annuity:
   Surrenders........................    (227)     (356)       68        (947)        (781)       --       (117)
   Loans.............................    (161)       --       (63)       (404)        (116)      (22)       (60)
   Cost of insurance and
     administrative expenses.........    (667)     (630)     (484)     (2,525)      (2,776)     (353)      (379)
 Interfund transfers.................     350     3,105         7       4,874       19,959     2,615      5,947
                                       ------    ------    ------      ------      -------    ------     ------
Net increase (decrease) in units from
  capital transactions...............     415     3,227       163       7,072       21,337     2,826      6,110
                                       ------    ------    ------      ------      -------    ------     ------
Units outstanding at June 30, 2001...  17,634    16,021    12,053      95,149      102,715    19,481     21,974
                                       ======    ======    ======      ======      =======    ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                      Janus Aspen Series
                                         ----------------------------------------------------------------------------
                                         Aggressive           Worldwide           Flexible  International   Capital
                                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                                         ---------- --------- --------- --------- --------- ------------- ------------
Type I Units:
Units outstanding at December 31, 2000..  124,550    130,947   188,993   70,273     6,189      42,207        24,520
                                          -------    -------   -------   ------     -----      ------        ------
From capital transactions:
 Net premiums...........................   10,103     10,459    22,391    7,039       788       4,546           102
 Loan Interest..........................       --         --        --       --        --          --            --
 Transfers (to) from the general account
   of GE Life and Annuity:
   Death benefits.......................      (24)       (48)      (85)      --        --          --            --
   Surrenders...........................   (4,950)    (4,571)   (7,463)    (889)       (4)       (928)           (2)
   Loans................................     (379)      (201)   (1,097)    (315)        2        (217)           --
   Cost of insurance and administrative
     expenses...........................   (5,112)    (4,062)  (11,938)  (2,323)     (377)     (1,861)          (68)
 Interfund transfers....................   (8,526)     1,604    (2,821)   4,515      (304)      1,947            53
                                          -------    -------   -------   ------     -----      ------        ------
Net increase (decrease) in units from
  capital transactions..................   (8,888)     3,181    (1,013)   8,027       105       3,487            85
                                          -------    -------   -------   ------     -----      ------        ------
Units outstanding at June 30, 2001......  115,662    134,128   187,980   78,300     6,294      45,694        24,605
                                          =======    =======   =======   ======     =====      ======        ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                         Goldman Sachs
                                                  Janus Aspen Series --    Variable          Salomon Brothers
                                                     Service Shares     Insurance Trust Variable Series Fund Inc.
                                                  --------------------  --------------  -------------------------
                                                   Global               Growth
                                                    Life       Global    and    Mid Cap Strategic           Total
                                                  Sciences   Technology Income   Value    Bond    Investors Return
                                                  Portfolio  Portfolio   Fund    Fund     Fund      Fund     Fund
                                                    --------- ----------   ------ ------- --------- --------- ----
Type I Units:
Units outstanding at December 31, 2000...........   4,262      7,801      36    13,153     100     10,216    399
                                                    -----      -----      ---   ------     ---     ------    ---
From capital transactions:
 Net premiums....................................      99         50      24     4,213      16        227    281
 Loan Interest...................................      --         --      --        --      --         --     --
 Transfers (to) from the general account of
   GE Life and Annuity:
   Surrenders....................................      --         --      --        --      --         --     --
   Loans.........................................      --         --      --       (15)     --        (19)    --
   Cost of insurance and administrative expenses.     (73)      (103)     (9)     (267)    (15)      (114)   (56)
 Interfund transfers.............................     178        867     163    17,322     361     11,371     --
                                                    -----      -----      ---   ------     ---     ------    ---
Net increase (decrease) in units from capital
  transactions...................................     204        814     178    21,253     362     11,465    225
                                                    -----      -----      ---   ------     ---     ------    ---
Units outstanding at June 30, 2001...............   4,466      8,615     214    34,406     462     21,681    624
                                                    =====      =====      ===   ======     ===     ======    ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                        GE Investments Funds, Inc.
                                                           ---------------------------------------------------
                                                           S&P 500   Money    Total   International Real Estate
                                                            Index    Market   Return     Equity     Securities
                                                            Fund      Fund     Fund       Fund         Fund
                                                           -------  --------  ------  ------------- -----------
Type II Units:
Units outstanding at December 31, 2000....................  98,018   244,069  11,404     14,664       16,662
                                                           -------  --------  ------     ------       ------
From capital transactions:
 Net premiums.............................................  30,902   308,359   6,140      4,919        3,222
 Loan Interest............................................     (14)      111      (5)        (2)          (1)
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................     (62)       --      --         --         (174)
   Surrenders.............................................  (1,365)   (7,157)    (52)        --           --
   Loans..................................................    (669)   (8,491)   (114)        --           --
   Cost of insurance and administrative expenses..........  (8,226)  (20,878)   (867)      (753)        (992)
 Interfund transfers......................................  14,997  (239,984)    679        989         (847)
                                                           -------  --------  ------     ------       ------
Net increase (decrease) in units from capital transactions  35,563    31,960   5,781      5,153        1,208
                                                           -------  --------  ------     ------       ------
Units outstanding at June 30, 2001........................ 133,581   276,029  17,185     19,817       17,870
                                                           =======  ========  ======     ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                               GE Investments Funds, Inc. (continued)
                                                           ----------------------------------------------
                                                           Global   Mid-Cap             U.S.     Premier
                                                           Income Value Equity Income  Equity    Growth
                                                            Fund      Fund      Fund    Fund   Equity Fund
                                                           ------ ------------ ------  ------  -----------
Type II Units:
Units outstanding at December 31, 2000.................... 5,120     35,633    11,345  79,418    42,013
                                                           -----     ------    ------  ------    ------
From capital transactions:
 Net premiums............................................. 3,626      9,987    15,128  14,030    20,206
 Loan Interest............................................    --         (2)       --      (4)      (27)
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................    --       (235)       --     (34)       --
   Surrenders.............................................    --        (73)     (289)     (6)     (222)
   Loans..................................................   (16)       (40)   (2,876)   (666)   (1,666)
   Cost of insurance and administrative expenses..........  (510)    (2,649)   (1,117) (3,882)   (5,013)
 Interfund transfers......................................   218      8,582    15,005   8,350     9,293
                                                           -----     ------    ------  ------    ------
Net increase (decrease) in units from capital transactions 3,318     15,570    25,851  17,788    22,571
                                                           -----     ------    ------  ------    ------
Units outstanding at June 30, 2001........................ 8,438     51,203    37,196  97,206    64,584
                                                           =====     ======    ======  ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                              GE Investments Funds, Inc.
                                                     (continued)                   Oppenheimer Variable Account Funds
                                              -------------------------    -------------------------------------------------
                                                               Small-Cap             Capital    Aggressive  High    Multiple
                                              Value Equity    Value Equity  Bond   Appreciation   Growth   Income  Strategies
                                                  Fund            Fund     Fund/VA   Fund/VA     Fund/VA   Fund/VA  Fund/VA
                                                  ------------ ------------ ------- ------------ ---------- ------- ---------
Type II Units:
Units outstanding at December 31, 2000.......       --              --     11,104     19,702      15,362   31,594    12,564
                                                  -----          -----     ------     ------      ------   ------    ------
From capital transactions:
 Net premiums................................      949           2,762      2,227      5,852       6,766    4,058     1,915
 Loan Interest...............................       --              --        (14)        (6)         (6)      (5)       --
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................       --              --         --         --          --       --        --
   Surrenders................................       --              --         --       (227)        (20)     (23)       --
   Loans.....................................       --              --         --       (256)       (692)    (177)       --
   Cost of insurance and administrative
     expenses................................      (79)           (119)    (1,049)    (1,551)     (1,203)    (907)     (729)
 Interfund transfers.........................      952             542      2,975      4,141      (1,067)     520     1,559
                                                  -----          -----     ------     ------      ------   ------    ------
Net increase (decrease) in units from capital
  transactions...............................    1,822           3,185      4,139      7,953       3,778    3,466     2,745
                                                  -----          -----     ------     ------      ------   ------    ------
Units outstanding at June 30, 2001...........    1,822           3,185     15,243     27,655      19,140   35,060    15,309
                                                  =====          =====     ======     ======      ======   ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    Oppenheimer Variable
                                                                  Account Funds -- Class 2
                                                                           Shares
                                                                 -------------------------
                                                                   Global     Main Street
                                                                 Securities Growth & Income
                                                                  Fund/VA       Fund/VA
                                                                 ---------- ---------------
Type II Units:
Units outstanding at December 31, 2000..........................       --           --
                                                                   ------       ------
From capital transactions:
 Net premiums...................................................    5,807        7,350
 Loan Interest..................................................       --           --
 Transfers (to) from the general account of GE Life and Annuity:
   Death benefits...............................................       --           --
   Surrenders...................................................       --           --
   Loans........................................................       --           --
   Cost of insurance and administrative expenses................     (309)        (448)
 Interfund transfers............................................    5,085        4,316
                                                                   ------       ------
Net increase (decrease) in units from capital transactions......   10,583       11,218
                                                                   ------       ------
Units outstanding at June 30, 2001..............................   10,583       11,218
                                                                   ======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                   Variable Insurance
                                                                                     Product Fund --    Variable Insurance
                                              Variable Insurance Products Fund       Service Class 2     Products Fund II
                                              -------------------------------      ------------------  -------------------
                                               Equity-                              Equity-              Asset
                                               Income       Growth     Overseas     Income    Growth    Manager  Contrafund
                                              Portfolio    Portfolio   Portfolio   Portfolio Portfolio Portfolio Portfolio
                                                ---------    ---------   --------- --------- --------- --------- ----------
Type II Units:
Units outstanding at December 31, 2000.......  21,575       27,295       5,931       7,001     95,544    7,001     95,544
                                                ------       ------      -----      ------    -------    -----    -------
From capital transactions:
 Net premiums................................   4,015        6,407       2,414      (1,881)   (81,424)   1,988     17,028
 Loan Interest...............................      (3)         (12)         (1)         --         --       --         (3)
 Transfers (to) from the general account of
   GE Life and Annuity:
   Death benefits............................      --           --          --          --         --       --        (82)
   Surrenders................................      --         (103)         --          --         --      (92)      (904)
   Loans.....................................  (1,119)        (216)       (555)         --       (285)      --       (887)
   Cost of insurance and administrative
     expenses................................  (1,164)      (1,808)       (372)       (302)      (857)    (593)    (5,266)
 Interfund transfers.........................   1,720          596         372       5,190     21,299      502      3,403
                                                ------       ------      -----      ------    -------    -----    -------
Net increase (decrease) in units from capital
  transactions...............................   3,449        4,864       1,858       3,007    (61,267)   1,805     13,289
                                                ------       ------      -----      ------    -------    -----    -------
Units outstanding at June 30, 2001...........  25,024       32,159       7,789      10,008     34,277    8,806    108,833
                                                ======       ======      =====      ======    =======    =====    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                Variable
                                                               Insurance
                                                                Product                               Variable Insurance
                                                           Fund II -- Service   Variable Insurance    Product Fund III --
                                                                Class 2          Products Fund III      Service Class 2
                                                           ------------------ ----------------------  ------------------
                                                                              Growth &     Growth               Growth &
                                                               Contrafund      Income   Opportunities  Mid Cap   Income
                                                               Portfolio      Portfolio   Portfolio   Portfolio Portfolio
                                                           ------------------ --------- ------------- --------- ---------
Type II Units:
Units outstanding at December 31, 2000....................           4         59,196      20,715           3        --
                                                                 -----         ------      ------       -----     -----
From capital transactions:
 Net premiums.............................................       4,969         17,568       7,466       2,383     3,568
 Loan Interest............................................          --             (1)         (9)         --        --
 Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.........................................          --            (35)         --          --        --
   Surrenders.............................................          --         (5,489)         --          --        --
   Loans..................................................          --           (350)       (217)         --        --
   Cost of insurance and administrative expenses..........        (453)        (6,500)     (2,196)       (200)     (258)
 Interfund transfers......................................       2,603          1,208         910       2,161     2,906
                                                                 -----         ------      ------       -----     -----
Net increase (decrease) in units from capital transactions       7,119          6,401       5,954       4,344     6,216
                                                                 -----         ------      ------       -----     -----
Units outstanding at June 30, 2001........................       7,123         65,597      26,669       4,347     6,216
                                                                 =====         ======      ======       =====     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                                        Federated
                                                                                                        Insurance
                                                                                                        Series --
                                                                   Federated Insurance Series          Service Class
                                                           -----------------------------------------  --------------
                                                           American    High             International      High
                                                           Leaders  Income Bond Utility Small Company  Income Bond
                                                           Fund II    Fund II   Fund II    Fund II       Fund II
                                                           -------- ----------- ------- ------------- --------------
Type II Units:
Units outstanding at December 31, 2000....................  21,241    11,267    12,269       --              --
                                                            ------    ------    ------       --           -----
From capital transactions:
 Net premiums.............................................   5,578     4,161     3,962       25             149
 Loan Interest............................................      --        --        --       --              --
 Transfers (to) from the general account of GE Life and
   Annuity:
   Surrenders.............................................    (189)       --        (7)      --              --
   Loans..................................................    (388)       --    (1,006)      --              --
   Cost of insurance and administrative expenses..........  (1,409)     (892)     (611)      (8)            (19)
 Interfund transfers......................................   4,883     2,321     1,550        4           1,760
                                                            ------    ------    ------       --           -----
Net increase (decrease) in units from capital transactions   8,475     5,590     3,888       21           1,890
                                                            ------    ------    ------       --           -----
Units outstanding at June 30, 2001........................  29,716    16,857    16,157       21           1,890
                                                            ======    ======    ======       ==           =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                          PBHG Insurance Series
                                                                   Alger American Fund         Fund, Inc.
                                                                 -----------------------  --------------------
                                                                                            PBHG
                                                                     Small      LargeCap  Large Cap     PBHG
                                                                 Capitalization  Growth    Growth     Growth II
                                                                   Portfolio    Portfolio Portfolio   Portfolio
                                                                 -------------- ---------   ---------   ---------
Type II Units:
Units outstanding at December 31, 2000..........................     47,871      111,785   15,978      35,472
                                                                     ------      -------    ------      ------
From capital transactions:
 Net premiums...................................................     18,705       21,492    9,423       8,292
 Loan Interest..................................................         (4)           3       (8)         --
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................     (1,205)        (697)     (29)         --
   Loans........................................................       (448)      (1,363)    (620)        (78)
   Cost of insurance and administrative expenses................     (4,059)      (7,416)  (2,342)     (2,240)
 Interfund transfers............................................      3,079        8,435    5,443        (361)
                                                                     ------      -------    ------      ------
Net increase (decrease) in units from capital transactions......     16,068       20,454   11,867       5,613
                                                                     ------      -------    ------      ------
Units outstanding at June 30, 2001..............................     63,939      132,239   27,845      41,085
                                                                     ======      =======    ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                      Janus Aspen Series
                                         ----------------------------------------------------------------------------
                                         Aggressive           Worldwide           Flexible  International   Capital
                                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                                         ---------- --------- --------- --------- --------- ------------- ------------
Type II Units:
Units outstanding at December 31, 2000..   92,280    128,552   132,527   111,935   15,374      74,064       111,124
                                          -------    -------   -------   -------   ------      ------       -------
From capital transactions:
 Net premiums...........................   24,773     22,389    25,486    36,658    8,079      16,388        20,676
 Loan Interest..........................      (15)       (12)      (26)      (15)      --         (10)          (30)
 Transfers (to) from the general account
   of GE Life and Annuity:
   Death benefits.......................       --       (104)      (76)      (32)      --         (84)           --
   Surrenders...........................     (203)      (109)     (961)     (150)      --          (8)       (1,725)
   Loans................................   (1,933)      (788)     (897)   (2,820)      --      (1,964)         (874)
   Cost of insurance and administrative
     expenses...........................   (5,978)    (7,384)   (8,176)   (7,005)  (1,072)     (4,145)       (5,729)
 Interfund transfers....................   (2,215)    (3,524)     (860)    8,926    5,428       6,158        (1,813)
                                          -------    -------   -------   -------   ------      ------       -------
Net increase (decrease) in units from
  capital transactions..................   14,429     10,468    14,490    35,562   12,435      16,335        10,505
                                          -------    -------   -------   -------   ------      ------       -------
Units outstanding at June 30, 2001......  106,709    139,020   147,017   147,497   27,809      90,399       121,629
                                          =======    =======   =======   =======   ======      ======       =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                    Janus Aspen Series -- Service Shares
                                                                 ------------------------------------------
                                                                 Global Life   Global   Aggressive
                                                                  Sciences   Technology   Growth    Growth
                                                                  Portfolio  Portfolio  Portfolio  Portfolio
                                                                 ----------- ---------- ---------- ---------
Type II Units:
Units outstanding at December 31, 2000..........................   12,941      12,094         --        --
                                                                   ------      ------     ------    ------
From capital transactions:
 Net premiums...................................................    6,147      10,558     10,561     4,763
 Loan Interest..................................................       (1)         --         --        --
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................       (7)         --         --        --
   Loans........................................................     (794)      1,174         --        --
   Cost of insurance and administrative expenses................     (678)     (1,017)      (667)     (420)
 Interfund transfers............................................    1,838      (3,041)     4,931     8,165
                                                                   ------      ------     ------    ------
Net increase (decrease) in units from capital transactions......    6,505       7,674     14,825    12,508
                                                                   ------      ------     ------    ------
Units outstanding at June 30, 2001..............................   19,446      19,768     14,825    12,508
                                                                   ======      ======     ======    ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                 Janus Aspen Series -- Service Shares (continued)
                                                                 -----------------------------------------------
                                                                   Capital      Worldwide   International
                                                                 Appreciation    Growth        Growth     Balanced
                                                                  Portfolio     Portfolio     Portfolio   Portfolio
                                                                     ------------   --------- ------------- -------
Type II Units:
Units outstanding at December 31, 2000..........................       --            --            --          --
                                                                     -----        ------       ------      ------
From capital transactions:
 Net premiums...................................................    4,697         7,097         1,580      21,830
 Loan Interest..................................................       --            --            --          --
 Transfers (to) from the general account of GE Life and Annuity:
   Surrenders...................................................       --            --            --          --
   Loans........................................................       --            --            --          --
   Cost of insurance and administrative expenses................     (292)         (544)         (200)       (790)
 Interfund transfers............................................    1,880         7,724        10,511      10,867
                                                                     -----        ------       ------      ------
Net increase (decrease) in units from capital transactions......    6,285        14,277        11,891      31,907
                                                                     -----        ------       ------      ------
Units outstanding at June 30, 2001..............................    6,285        14,277        11,891      31,907
                                                                     =====        ======       ======      ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                     Goldman Sachs
                                                       Variable     Salomon Brothers Variable
                                                    Insurance Trust      Series Fund Inc.              Dreyfus
                                                    --------------  -------------------------  ----------------------
                                                                                                   The       Dreyfus
                                                                                                 Dreyfus   Investment
                                                    Growth   Mid                                Socially   Portfolios-
                                                     and     Cap    Strategic           Total  Responsible  Emerging
                                                    Income  Value     Bond    Investors Return   Growth      Markets
                                                     Fund   Fund      Fund      Fund     Fund  Fund, Inc.   Portfolio
                                                    ------  ------  --------- --------- ------ ----------- -----------
Type II Units:
Units outstanding at December 31, 2000............. 13,112  33,662    8,986    14,064     228         4         --
                                                    ------  ------   ------    ------   -----     -----        ---
From capital transactions:
 Net premiums......................................  1,063   6,231    7,129     3,854   2,434     2,485        149
 Loan Interest.....................................     --      --       --        --      --        --         --
 Transfers (to) from the general account of GE Life
   and Annuity:
   Surrenders......................................     --     (41)      --        --      --        --         --
   Loans...........................................     --    (877)      --        --      --        --         --
   Cost of insurance and administrative expenses...   (782) (2,105)    (745)     (944)   (144)     (144)        (7)
 Interfund transfers...............................    584  12,163   (1,013)   14,370     191        98         31
                                                    ------  ------   ------    ------   -----     -----        ---
Net increase (decrease) in units from capital
  transactions.....................................    865  15,371    5,371    17,280   2,481     2,439        173
                                                    ------  ------   ------    ------   -----     -----        ---
Units outstanding at June 30, 2001................. 13,977  49,033   14,357    31,344   2,709     2,443        173
                                                    ======  ======   ======    ======   =====     =====        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                                                                     Rydex
                                                                                    Variable  Alliance Variable Products
                                                  MFS Variable Insurance Trust       Trust         Series Fund, Inc.
                                              ------------------------------------  -------- ----------------------------
                                                           MFS
                                                 MFS    Investors    MFS                      Growth
                                                 New     Growth   Investors   MFS    Rydex      and     Premier
                                              Discovery   Stock     Trust   Utility   OTC     Income    Growth    Quasar
                                               Series    Series    Series   Series    Fund   Portfolio Portfolio Portfolio
                                              --------- --------- --------- ------- -------- --------- --------- ---------
Type II Units:
Units outstanding at December 31, 2000.......       4        --        --       --       3         4        --        --
                                                -----     -----     -----   ------   -----    ------    ------     -----
From capital transactions:
 Net premiums................................     221       381     1,371    6,266   1,569     7,523     4,953       541
 Loan Interest...............................      --        --        --       --      --        --        --        --
 Transfers (to) from the general account of
   GE Life and Annuity:
   Loans.....................................      --        --        --       --      --        --      (254)       --
   Cost of insurance and administrative
     expenses................................     (89)      (86)      (92)    (600)   (180)     (379)     (234)      (75)
 Interfund transfers.........................   1,742       930     2,316    6,203   1,577    10,345     7,016     1,163
                                                -----     -----     -----   ------   -----    ------    ------     -----
Net increase (decrease) in units from capital
  transactions...............................   1,874     1,225     3,595   11,869   2,966    17,489    11,481     1,629
                                                -----     -----     -----   ------   -----    ------    ------     -----
Units outstanding at June 30, 2001...........   1,878     1,225     3,595   11,869   2,969    17,493    11,481     1,629
                                                =====     =====     =====   ======   =====    ======    ======     =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)

(2) Summary of Significant Accounting Policies -- Continued

                                          AIM Variable Insurance Funds        PIMCO Variable Insurance Trust
                                         -----------------------------  -----------------------------------------
                                           AIM V.I.                                                         Total
                                           Capital    AIM V.I. AIM V.I.  Foreign  Long-Term U.S. High Yield Return
                                         Appreciation  Growth   Value     Bond      Government      Bond     Bond
                                             Fund       Fund     Fund   Portfolio   Portfolio       Fund     Fund
                                         ------------ -------- -------- --------- -------------- ---------- ------
Type II Units:
Units outstanding at December 31, 2000..        4          --      --        4           --           --       --
                                            -----      ------   -----      ---        -----        -----    -----
From capital transactions:
 Net premiums...........................    4,506       4,925   6,329       42        1,301          991    1,398
 Transfers (to) from the general account
   of GE Life and Annuity:
   Cost of insurance and administrative
     expenses...........................     (416)       (747)   (549)     (28)        (145)        (110)     (44)
 Interfund transfers....................    3,639       6,325   3,962       47        1,962        1,054      988
                                            -----      ------   -----      ---        -----        -----    -----
Net increase (decrease) in units from
  capital transactions..................    7,729      10,503   9,742       61        3,118        1,935    2,342
                                            -----      ------   -----      ---        -----        -----    -----
Units outstanding at June 30, 2001......    7,733      10,503   9,742       65        3,118        1,935    2,342
                                            =====      ======   =====      ===        =====        =====    =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 June 30, 2001
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

  (d) Federal Income Taxes

   The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

  (e) Use of Estimates

   Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

   Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

   If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

   A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit calculation equal to an effective annual rate of 0.70% of the net assets of the account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

   Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity.

   GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, 50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Mid-Cap Value Equity, Premier Growth Equity Funds, and Value Equity Funds and 0.80% for the Small-Cap Value Equity Fund.

   Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.